Securities Act Registration No. 333-07595 Investment Company Act Reg. No. 811-07695

SECURITIES AND EXCHANGE COMMISSIONWashington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 15 and/or	[X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 16	[X]
(Check appropriate box or boxes.)

HENNESSY MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, CA 94945
(Address of Principal Executive Offices, including Zip Code)

1-800-966-4354
(Registrant's Telephone Number, including Area Code)

Neil J. Hennessy Hennessy Advisors, Inc. The Courtyard Square 750 Grant Avenue Suite 100 Novato, CA 94945	Copy to: Richard L. Teigen Foley & Lardner 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on January 31, 2004 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HENNESSY CORNERSTONE GROWTH FUND

HENNESSY CORNERSTONE VALUE FUND

HENNESSY FOCUS 30 FUND

series of Hennessy Mutual Funds, Inc.

The date of this Prospectus is January 31, 2004.

www.hennessyfunds.com

Hennessy Cornerstone Growth Fund is a stock mutual fund that seeks long-term growth of capital.

Hennessy Cornerstone Value Fund is a stock mutual fund that seeks total return, consisting of capital appreciation and current income.

Hennessy Focus 30 Fund is a stock mutual fund that seeks long-term growth of capital.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these shares or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Information	1
Fund Descriptions and Performance	1
Cornerstone Growth Fund	2
Cornerstone Value Fund	5
Focus 30 Fund	8
Fees and Expenses	10
Performance Information	12
Management of the Funds	14
Shareholder Information	15
Pricing of Fund Shares	20
Dividends and Distributions	20
Tax Consequences	20
Financial Highlights	21

SUMMARY INFORMATION

SUMMARY INFORMATION

        The table below lists the investment objectives, certain investment characteristics and principal risks of the Hennessy Funds. Other important characteristics are described in the individual Fund summaries, beginning on page 2.

Fund Name	Investment Objective	Main Investments	Risks
Cornerstone Growth Fund	• Long-term growth of capital	• Common stocks • Foreign securities • American Depository Receipts	• Strategy Indexing® risk • Market risk • Small and medium sized companies risk • Foreign securities risk
Cornerstone Value Fund	• Total return, consisting of capital appreciation and current income	• Common stocks • Foreign securities • American Depository Receipts	• Strategy Indexing® risk • Market risk • Small and medium sized companies risk • Foreign securities risk
Focus 30 Fund	• Long-term growth of capital	• Common stocks	• Formula investing risk • Market risk • Small and medium sized companies risk

FUND DESCRIPTIONS AND PERFORMANCE

        The Hennessy Funds provide a range of investment choices emphasizing common stock investing. The following Fund summaries identify each Fund’s investment objective, principal investment strategies, principal risks and performance information.

        You could lose money investing in the Hennessy Funds. The fact that a Fund has a good performance in the past is no assurance that the value of a Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CORNERSTONE GROWTH FUND

OBJECTIVE

        The Cornerstone Growth Fund is a stock mutual fund that seeks long-term growth of capital.

PRINCIPAL STRATEGY

        The Fund seeks to achieve its investment objective by investing substantially all of its assets in common stocks selected through the Cornerstone Growth Strategy® (the “Strategy”). The Fund may also invest in foreign securities and American Depository Receipts (“ADRs”). The Strategy selects from the O’Shaughnessy All Stock Universe™ the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

(1)	annual earnings that are higher than the previous year;

(2)	a price-to-sales ratio below 1.5;[1]

(3)	positive relative strength over the past three and six month periods; and

(4)	historical trading volume sufficient to allow the Fund to purchase the required number of shares during the Re-Balance Period (defined below).

The O’Shaughnessy All Stocks Universe™ consists of all the domestic and foreign common stocks in the Standard & Poor’s Compustat (“S&P Compustat”) database (the “COMPUSTAT® Database”) with market capitalizations exceeding $134 million. The COMPUSTAT® Database contains financial, statistical and market data for different regions of the world.2

        When the Fund began operations, it purchased 50 stocks as dictated by its Strategy, based on information at that time. The Fund’s holdings of each stock in its portfolio were initially weighted equally by dollar amount. Since then, the Fund has rebalanced its portfolio annually based on information available during the three months preceding and two months after the calendar year-end of the preceding year (the “Re-Balance Period”), in accordance with its Strategy. During the Re-Balance Period of each year: (i) stocks meeting the Strategy’s criteria on or about the immediately preceding year-end are purchased for the Fund to the extent not then held; (ii) stocks which no longer meet the criteria as of such date are sold; and (iii) the holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

        Through this Strategy, the Fund offers a disciplined approach to investing, based on a buy and hold philosophy over the course of each year that ignores market timing and rejects active management. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects that the stocks held in the Fund’s portfolio will remain the same throughout the course of a year, despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. However, if during the course of a year it is determined that earnings or other information that form the basis for selecting a security are false or incorrect, the Manager reserves the right to replace such security with another meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

[1]	A stock’s price-to-sales ratio is computed by dividing the market value of the stock by the issuer’s most recent 12 months sales.

[2]	Although S&P Compustat obtains information for inclusion in or for use in the COMPUSTAT® Database from sources which S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the COMPUSTAT® Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other persons or entity from the use of the COMPUSTAT® Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the COMPUSTAT® Database. “Standard & Poor” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Fund.

CORNERSTONE GROWTH FUND

        When the Fund receives new cash flow from the sale of its shares over the course of the year, such cash will first be used to the extent necessary to meet redemptions. The balance of any such cash will be invested in the stocks selected for the Fund using the Strategy as of the most recent rebalancing of the Fund’s portfolio, in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis in the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities between annual Re-Balance Periods will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Strategy.

        Foreign Securities. The Fund may invest in securities of foreign issuers, either through the direct purchase of securities of foreign issuers or through the purchase of ADRs, which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs. Investments in securities of foreign issuers increase diversification of the Fund’s portfolio and may enhance return, but they also involve some special risks, as described under “Principal Risks” below.

PRINCIPAL RISKS

        The principal risks of investing in the Fund that may adversely affect its net asset value or total return include the following:

         •          Indexing® Risk: The Fund will adhere to its Strategy during the course of the year (subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds), despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. There can be no assurance that: (i) the market factors that caused the stocks held in the Fund’s portfolio to meet the Strategy’s criteria as of rebalancing in any given year will continue during such year until the next rebalancing; (ii) any negative conditions adversely affecting a stock’s price will not develop or deteriorate during a given year; or (iii) share prices of a stock will not decline during a given year. The Fund’s portfolio is rebalanced annually in accordance with its Strategy. Rebalancing may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

         •          Market Risk: This is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

         •          Small and Medium Sized Companies Risk: Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

         •          Foreign-Securities Risk: The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (i) unfavorable changes in currency exchange rates; (ii) economic and political instability; (iii) less publicly available information; (iv) less strict auditing and financial reporting requirements; (v) less governmental supervision and regulation of securities markets; (vi) higher transactions costs; (vii) potential adverse effects of the euro conversion; (viii) greater possibility of not being able to sell securities on a timely basis; (ix) nationalization and exchange controls; (x) potentially lower liquidity and higher volatility; (xi) possible problems arising from regulatory practices that differ from U.S. standards; (xii) the imposition of withholding taxes on income from such securities; and (xiii) confiscatory taxation.

CORNERSTONE GROWTH FUND

PERFORMANCE

        The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund’s total return has varied from year to year. The table shows the Fund’s average annual return over time compared with broad-based market indices. This past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s future performance may be better or worse.

Cornerstone Growth Fund
Calendar Year Total Returns (%)

2003	45.82%
2002	– 4.71%
2001	12.15%
2000	5.30%
1999	37.72%
1998	3.67%
1997	31.33%

Note:	During the seven year period shown in the bar chart, the Fund’s highest quarterly return was 32.04% for the quarter ended December 31, 1999 and the lowest quarterly return was -28.53% for the quarter ended September 30, 1998.

Average Annual Total Returns (for the periods ended December 31, 2003)	Past Year	Past Five Years	Since the inception date of the Fund (November 1, 1996)
Hennessy Cornerstone Growth Fund
Return before taxes	45.82%	17.71%	17.10%
Return after taxes on distributions(1)	45.82%	15.32%	14.55%
Return after taxes on distributions and sale of Fund shares(1)	29.78%	14.04%	13.48%
S&P 500(2)(5)	28.63%	(0.56%)	8.21%
Russell 2000 Index(3)(5)	47.24%	7.20%	8.64%
Lipper Small Cap Growth Fund Index(4)(6)	49.74%	6.16%	6.56%

(1)	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The S&P 500 is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized unmanaged index of common stock prices.

(3)	The Russell 2000 Index is a recognized small cap index of the 2,000 smallest securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

(4)	The Lipper Small Cap Growth Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalization of less than 250% of the dollar-weighted median market capitalization of the S&P Small Cap 600 Index. The S&P Small Cap 600 Index is a market weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The funds in this Index have a similar investment objective as the Cornerstone Growth Fund.

(5)	Reflects no deduction for fees, expenses or taxes.

(6)	Reflects no deductions for taxes.

CORNERSTONE VALUE FUND

OBJECTIVE

        The Cornerstone Value Fund is a stock mutual fund that seeks total return, consisting of capital appreciation and current income.

PRINCIPAL STRATEGY

        The Cornerstone Value Fund seeks to achieve its investment objectives by investing substantially all of its assets in common stocks selected through the Cornerstone Value Strategy® (the “Strategy”). The Fund may also invest in foreign securities or American Depository Receipts (“ADRs”). The Strategy involves the selection from the O’Shaughnessy Market Leaders Universe™ of the 50 common stocks with the highest dividend yields as of the date of purchase that have historical trading volume sufficient to allow for the Fund to purchase the required number of shares during the Re-Balance Period. The O’Shaughnessy Market Leaders Universe™ consists of those domestic and foreign stocks in the COMPUSTAT® Database which are not power utility companies and which have (i) market capitalizations exceeding the average of the COMPUSTAT® Database; (ii) 12 month sales which are 50% greater than the average for the COMPUSTAT® Database; (iii) a number of shares outstanding which exceeds the average for the COMPUSTAT® Database; and (iv) cash flow which exceeds the average for the COMPUSTAT® Database. The COMPUSTAT® Database contains financial, statistical and market data for different regions of the world.3

        When the Fund began operations, it purchased 50 stocks as dictated by its Strategy, based on information at that time. The Fund’s holdings of each stock in its portfolio were initially weighted equally by dollar amount. Since then, the Fund has rebalanced its portfolio annually based on information available during the three months preceding and two months after the calendar year-end of the preceding year (the “Re-Balance Period”), in accordance with its Strategy. During the Re-Balance Period of each year, (i) stocks meeting the Strategy’s criteria on or about the immediately preceding year-end are purchased for the Fund to the extent not then held; (ii) stocks which no longer meet the criteria as of such date are sold; and (iii) the holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

        Through this Strategy, the Fund offers a disciplined approach to investing, based on a buy and hold philosophy over the course of each year that ignores market timing and rejects active management. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects that the stocks held in the Fund’s portfolio will remain the same throughout the course of a year, despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. However, if during the course of a year it is determined that earnings or other information that form the basis for selecting a security are false or incorrect, the Manager reserves the right to replace such security with another meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

        When the Fund receives new cash flow from the sale of its shares over the course of the year, such cash will first be used to the extent necessary to meet redemptions. The balance of any such cash will be invested in the stocks selected for the Fund using the Strategy as of the most recent rebalancing of the Fund’s portfolio, in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis in the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities between annual Re-Balance Periods will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Strategy.

[1]	Although S&P Compustat obtains information for inclusion in or for use in the COMPUSTAT® Database from sources which S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the COMPUSTAT® Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other persons or entity from the use of the COMPUSTAT® Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the COMPUSTAT® Database. “Standard & Poor” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Fund.

CORNERSTONE VALUE FUND

        Foreign Securities. The Fund may invest in securities of foreign issuers, either through the direct purchase of securities of foreign issuers or through the purchase of ADRs, which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs. Investments in securities of foreign issuers increase diversification of the Fund’s portfolio and may enhance return, but they also involve some special risks, as described under “Principal Risks” below.

PRINCIPAL RISKS

        The principal risks of investing in the Fund that may adversely affect its net asset value or total return include the following:

         •          Strategy Indexing® Risk: The Fund will adhere to its Strategy during the course of the year (subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds), despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. There can be no assurance that: (i) the market factors that caused the stocks held in the Fund’s portfolio to meet the Strategy’s criteria as of rebalancing in any given year will continue during such year until the next rebalancing; (ii) any negative conditions adversely affecting a stock’s price will not develop or deteriorate during a given year; or (iii) share prices of a stock will not decline during a given year. The Fund’s portfolio is rebalanced annually in accordance with its Strategy. Rebalancing may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

         •          Market Risk: This is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

         •          Small and Medium Sized Companies Risk: Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

         •          Foreign-Securities Risk: The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (i) unfavorable changes in currency exchange rates; (ii) economic and political instability; (iii) less publicly available information; (iv) less strict auditing and financial reporting requirements; (v) less governmental supervision and regulation of securities markets; (vi) higher transactions costs; (vii) potential adverse effects of the euro conversion; (viii) greater possibility of not being able to sell securities on a timely basis; (ix) nationalization and exchange controls; (x) potentially lower liquidity and higher volatility; (xi) possible problems arising from regulatory practices that differ from U.S. standards; (xii) the imposition of withholding taxes on income from such securities; and (xiii) confiscatory taxation.

CORNERSTONE VALUE FUND

PERFORMANCE

        The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund’s total return has varied from year to year. The table shows the Fund’s average annual return over time compared with broad-based market indices. This past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund’s future performance may be better or worse.

Cornerstone Value Fund
Calendar Year Total Returns (%)

2003	28.39%
2002	– 16.03%
2001	6.60%
2000	8.77%
1999	6.01%
1998	6.59%
1997	15.29%

Note:	During the seven year period shown in the bar chart, the Fund’s highest quarterly return was 17.63% for the quarter ended June 30, 2003 and the lowest quarterly return was -19.37% for the quarter ended September 30, 2002.

Average Annual Total Returns (for the periods ended December 31, 2003)	Past Year	Past Five Years	Since the inception date of the Fund (November 1, 1996)
Hennessy Cornerstone Value Fund
Return before taxes	28.39%	5.79%	7.08%
Return after taxes on distributions(1)	27.59%	3.95%	5.31%
Return after taxes on distributions and sale of Fund shares(1)	18.44%	3.77%	4.97%
S&P 500(2)(5)	28.63%	(0.56%)	8.21%
Lipper Multi Cap Growth Fund Index(3)(6)	44.74%	6.16%	6.56%
Russell 1000 Index(4)	29.87%	(0.08%)	8.27%

(1)	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The S&P 500 is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized unmanaged index of common stock prices.

(3)	The Lipper Multi Cap Value Fund Index is comprised of funds that invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one capitalization range over an extended period of time. The funds in this Index have a similar investment objective as the Cornerstone Value Fund.

(4)	The Russell 1000 Index is comprised of large cap U.S. stocks and is commonly used as a benchmark for U.S. funds. The funds in this index have a similar investment objective as the Cornerstone Value Fund.

(5)	Reflects no deduction for fees, expenses or taxes.

(6)	Reflects no deduction for taxes.

FOCUS 30 FUND

OBJECTIVE

        The Focus 30 Fund is a stock mutual fund that seeks long-term growth of capital.

PRINCIPAL STRATEGY

        The Focus 30 Fund seeks to achieve its investment objective by investing substantially all of its assets in common stocks selected through the Focus 30 Formula (the “Formula”). The Formula selects securities from the Standard & Poor’s Compustat (“S&P Compustat”) database (the “COMPUSTAT® Database”) whose market value is between $1 billion and $10 billion, excluding American Depository Receipts, and excluding any equities whose price is less than $5 per share. Through the Formula, 30 common stocks with the highest one-year price appreciation as of the date of purchase are chosen. The chosen common stocks must also meet the following criteria:

(1)	a price-to-sales ratio below 1.5;[1]

(2)	annual earnings that are higher than the previous year;

(3)	positive relative strength over the past three and six month periods; and

(4)	historical trading volume sufficient to allow for the Fund to purchase the required number of shares during the Re-Balance Period.

The COMPUSTAT® Database contains financial, statistical and market data for different regions of the world.2

        When the Fund began operations, it purchased 30 stocks as dictated by its Formula, based on information available at that time. The Fund’s holdings of each stock in its portfolio were initially weighted equally by dollar amount. The Fund has not yet rebalanced its portfolio as it did not commence investing in accordance with the Focus 30 Formula until September 2003. The Fund will rebalance its portfolio annually based on information available during the three months preceding and two months after a chosen rebalance date (the “Re-Balance Period”), in accordance with its Formula. During the Re-Balance Period of each year, (i) stocks meeting the Formula’s criteria on or about the immediately preceding rebalance date are purchased for the Fund to the extent not then held; (ii) stocks which no longer meet the criteria as of such date are sold; and (iii) the holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

        Through this Formula, the Fund offers a disciplined approach to investing, based on a buy and hold philosophy over the course of each year that ignores market timing and rejects active management. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects that the stocks held in the Fund’s portfolio will remain the same throughout the course of a year, despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. However, if during the course of a year it is determined that earnings or other information that form the basis for selecting a security are false or incorrect, the Manager reserves the right to replace such security with another meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

[1]	A stock’s price-to-sales ratio is computed by dividing the market value of the stock by the issuer’s most recent twelve months sales.

[2]	Although S&P Compustat obtains information for inclusion in or for use in the COMPUSTAT® Database from sources which S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the COMPUSTAT® Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other persons or entity from the use of the COMPUSTAT® Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the COMPUSTAT® Database. “Standard & Poor” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Fund.

FOCUS 30 FUND

        When the Fund receives new cash flow from the sale of its shares over the course of the year, such cash will first be used to the extent necessary to meet redemptions. The balance of any such cash will be invested in the stocks selected for the Fund using the Formula as of the most recent rebalancing of the Fund’s portfolio, in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis in the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities between annual Re-Balance Periods will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Formula.

PRINCIPAL RISKS

        The principal risks of investing in the Fund that may adversely affect its net asset value or total return include the following:

         •          Formula Investing Risk: The Fund will adhere to its Formula during the course of the year (subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds), despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. There can be no assurance that: (i) the market factors that caused the stocks held in the Fund’s portfolio to meet the Formula’s criteria as of rebalancing in any given year will continue during such year until the next rebalancing; (ii) any negative conditions adversely affecting a stock’s price will not develop or deteriorate during a given year; or (iii) share prices of a stock will not decline during a given year. The Fund’s portfolio is rebalanced annually in accordance with its Formula. Rebalancing may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

         •          Market Risk: This is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

         •          Small and Medium Sized Companies Risk: Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

PERFORMANCE

        The Fund is a newly-organized series of Hennessy Mutual Funds, Inc. and therefore has no operating history. On September 17, 2003, the Fund acquired the assets, and assumed the liabilities, of the SYM Select Growth Fund, a former series of Advisors Series Trust (the “SYM Fund”). The past performance of the SYM Fund is not relevant to investors in the Fund because the SYM Fund did not utilize the Focus 30 Formula. Performance information of the Fund will be included in future prospectuses after the Fund has completed one calendar year of operations under the Manager.

FEES AND EXPENSES

FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES
(fees paid directly from your investment)

	Cornerstone Growth Fund		Cornerstone Value Fund		Focus 30 Fund
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge (load) imposed on
purchases		None		None		None
Maximum deferred sales charge (load)		None		None		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None		None		None
Redemption fee (as a percentage of amount
redeemed)(1)		1.50%		1.50%		1.50%
Exchange Fee(2)		1.50%		1.50%		1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees		0.74%		0.74%		1.00%
Distribution and Service (12b-1) Fees		None		None		None
Other Expenses		0.53%		0.77%		0.59%
Service Fees	0.10%		0.10%		0.00%
All remaining Other Expenses	0.43%		0.67%		0.59%
Total Gross Expenses		1.27%		1.51%		1.59%
Less Expense Waiver/Reimbursement(3)		0.00%		0.00%		0.14%
Total Annual Fund Operating Expenses		1.27%		1.51%		1.45%

(1)	If you redeem shares you have owned for less than three months, a 1.50% fee will be deducted from the value of your redemption proceeds. This fee is payable to the Fund. Our transfer agent charges a fee of $15.00 for each wire redemption.

(2)	If you exchange shares you have owned for less than three months, a 1.50% fee will be deducted from the value of your exchange proceeds. This fee is payable to the Fund. Our transfer agent charges a fee of $5.00 for each telephone exchange.

(3)	The Manager has contractually agreed to waive its investment advisory fee to the extent necessary to ensure that Total Annual Fund Operating Expenses do not exceed 1.45% of the average daily net assets of the Focus 30 Fund until such contractual limitation is terminated by the Board of Directors of Hennessy Mutual Funds, Inc. The Manager may recover waived advisory fees in subsequent years.

FEES AND EXPENSES

EXAMPLE

        This Example is intended to help you compare the cost of investing in shares of the Funds with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions and that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Cornerstone Growth Fund	$129	$403	$697	$1,534
Cornerstone Value Fund	$154	$477	$824	$1,802
Focus 30 Fund	$148	$459	$792	$1,735

PERFORMANCE INFORMATION

PERFORMANCE INFORMATION

Cornerstone Growth Fund

	11/30/1996	12/30/1996	03/31/1997	06/30/1997	09/30/1997	12/30/1997	03/31/1998	06/30/1998	09/30/1998	12/30/1998
Hennessy	$10,000	$10,073	$9,753	$11,864	$15,305	$13,229	$15,000	$15,498	$11,076	$13,715
Cornerstone
Growth Fund
S&P 500 Index	$10,000	$10,564	$10,849	$12,739	$13,692	$10,866	$12,359	$13,158	$12,332	$13,176
Lipper Small	$10,000	$10,319	$9,089	$10,741	$12,543	$11,478	$12,775	$12,307	$9,371	$11,588
Cap Growth
Funds Index
Russell 2000	$10,000	$10,703	$10,153	$11,792	$13,539	$13,080	$14,427	$13,768	$10,981	$12,784
Index

	03/31/1999	06/30/1999	09/30/1999	12/30/1999	03/31/2000	06/30/2000	09/30/2000	12/30/2000	03/31/2001	06/30/2001
Hennessy	$12,674	$14,722	$14,305	$18,889	$20,891	$20,891	$22,546	$19,890	$20,077	$21,757
Cornerstone
Growth Fund
S&P 500 Index	$12,975	$14,085	$11,564	$15,134	$13,269	$12,917	$12,793	$11,793	$10,398	$11,007
Lipper Small	$11,211	$12,809	$13,041	$18,677	$22,022	$20,844	$20,514	$17,136	$13,902	$16,220
Cap Growth
Funds Index
Russell 2000	$12,090	$13,965	$13,081	$15,509	$16,609	$15,981	$16,163	$15,055	$14,079	$16,080
Index

	09/30/2001	12/30/2001	03/31/2002	06/30/2002	09/30/2002	12/30/2002	03/31/2003	06/30/2003	09/30/2003
Hennessy	$20,077	$22,306	$24,241	$24,287	$20,959	$21,255	$20,742	$24,442	$27,598
Cornerstone
Growth Fund
S&P 500 Index	$9,394	$10,397	$10,425	$9,032	$7,475	$8,105	$7,850	$9,057	$9,297
Lipper Small	$12,160	$14,914	$14,699	$12,716	$10,237	$10,795	$10,392	$12,818	$13,936
Cap Growth
Funds Index
Russell 2000	$12,766	$15,457	$16,073	$14,734	$11,583	$12,297	$11,746	$14,495	$15,811
Index

Average Annual Rates of Return
(as of September 30, 2003)

	One Year Ended September 30, 2003	Five Years Ended September 30, 2003	Since Inception November 1, 1996
Hennessy Cornerstone Growth Fund	31.67%	20.03%	15.82%
S&P 500 Index	24.40%	1.00%	6.70%
Lipper Small Cap Growth Funds Index	36.14%	8.26%	4.92%
Russell 2000 Index	34.60%	5.98%	5.28%

PERFORMANCE INFORMATION

Cornerstone Value Fund

	11/30/1996	12/30/1996	03/31/1997	06/30/1997	09/30/1997	12/30/1997	03/31/1998	06/30/1998	09/30/1998	12/30/1998
Hennessy	$10,000	$10,028	$9,818	$10,729	$11,521	$10,064	$10,983	$10,164	$10,364	$11,252
Cornerstone
Value Fund
S&P 500 Index	$10,000	$10,564	$10,849	$12,739	$13,692	$10,866	$12,359	$13,158	$12,332	$13,176
Lipper	$10,000	$10,627	$10,807	$12,262	$13,487	$13,487	$15,029	$14,763	$12,519	$14,368
Multi-Cap
Value Funds
Russell 1000	$10,000	$10,567	$10,713	$12,506	$13,585	$13,994	$15,861	$16,240	$14,550	$17,733
Index

	03/31/1999	06/30/1999	09/30/1999	12/30/1999	03/31/2000	06/30/2000	09/30/2000	12/30/2000	03/31/2001	06/30/2001
Hennessy	$11,157	$11,565	$9,393	$11,387	$10,322	$11,662	$10,079	$10,952	$11,210	$12,291
Cornerstone
Value Fund
S&P 500 Index	$12,975	$14,085	$11,564	$15,134	$13,269	$12,917	$12,793	$11,793	$10,398	$11,007
Lipper	$14,471	$16,180	$14,441	$15,221	$15,256	$15,103	$15,973	$16,687	$16,253	$17,391
Multi-Cap
Value Funds
Russell 1000	$18,467	$19,802	$18,476	$21,437	$22,338	$21,605	$21,748	$19,766	$17,290	$18,381
Index

	09/30/2001	12/30/2001	03/31/2002	06/30/2002	09/30/2002	12/30/2002	03/31/2003	06/30/2003	09/30/2003
Hennessy	$10,823	$11,675	$11,908	$11,269	$9,086	$9,804	$9,110	$10,716	$10,892
Cornerstone
Value Fund
S&P 500 Index	$9,394	$10,397	$10,425	$9,032	$7,475	$8,105	$7,850	$9,057	$9,297
Lipper	$15,010	$16,905	$17,307	$15,498	$12,873	$13,928	$13,342	$15,829	$16,359
Multi-Cap
Value Funds
Russell 1000	$15,622	$17,356	$17,484	$15,138	$12,583	$13,607	$13,207	$15,283	$15,741
Index

Average Annual Rates of Return
(as of September 30, 2003)

	One Year Ended September 30, 2003	Five Years Ended September 30, 2003	Since Inception November 1, 1996
Hennessy Cornerstone Value Fund	19.88%	5.10%	5.13%
S&P 500 Index	24.40%	1.00%	6.70%
Lipper Multi Cap Value Funds Index	27.08%	5.50%	7.38%
Russell 1000 Index	25.10%	1.59%	6.78%

MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

        Hennessy Advisors, Inc. is the investment manager of each Fund. The Manager’s address is The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, California 94945. The Manager has been providing investment advisory services since 1989. The Manager is also the investment manager for the Hennessy Balanced Fund and the Hennessy Total Return Fund, series of Hennessy Funds, Inc. The Manager also furnishes each Fund with office space and certain administrative services and provides most personnel needed by the Funds. For its services, each Fund pays the Manager a monthly management fee based upon its average daily net assets. For the fiscal year ended September 30, 2003, each of the Cornerstone Growth Fund and Cornerstone Value Fund paid advisory fees of 0.74% of its average daily net assets and the Focus 30 Fund paid advisory fees equal to 1.00% of its average daily net assets.

        Neil J. Hennessy is primarily responsible for day-to-day management of the portfolio of each Fund and for developing and executing each Fund’s investment program. Mr. Hennessy is committed to the Strategy Indexing® and Focus 30 Formula investing programs utilized by the Funds. Mr. Hennessy has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989.

EXPENSE LIMITATION AGREEMENTS

        Each Fund is responsible for its own operating expenses. The Manager has contractually agreed to waive a portion of its investment advisory fees to the extent necessary to ensure that Total Fund Operating Expenses of the Focus 30 Fund do not exceed 1.45% of the average daily net assets of the Fund.

        Any reduction in advisory fees or payment of expenses made by the Manager is subject to reimbursement by the Focus 30 Fund if requested by the Manager in subsequent fiscal years. This reimbursement may be requested by the Manager in subsequent fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. Reimbursements made in the Fund’s first and second years of operation are eligible for reimbursement through the end of the Fund’s sixth fiscal year and reimbursements made in the third year of operations are eligible for reimbursement through the end of the Fund’s seventh fiscal year. Any such reimbursement will be reviewed by the Directors. The Directors may terminate the expense reimbursement arrangement for the Fund at any time. The Fund must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of fees and/or expenses.

SERVICING AGREEMENT

        The Cornerstone Growth Fund and Cornerstone Value Fund have entered into a Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Funds consisting of:

    •        maintaining an "800" number which current shareholders may call to ask questions about the Funds or their accounts with the Funds;

    •        assisting shareholders in processing exchange and redemption requests;

    •        assisting shareholders in changing dividend options, account designations and addresses;

    •        responding generally to questions of shareholders; and

    •        providing such other similar services as the Funds may request.

        For such services, each of the Cornerstone Growth Fund and Cornerstone Value Fund pays an annual service fee to the Manager equal to 0.10% of its average daily net assets.

SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

PURCHASE OF SHARES

        The minimum initial investment in a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for all of the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for all Funds. The Funds may waive the minimum investment requirements from time to time.

        You may purchase shares of the Funds by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Funds are not required to issue share certificates. The Funds reserve the right to reject any purchase in whole or in part.

        The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. Shares of the Funds have not been registered for sale outside of the United States.

How do I purchase shares by check?

        If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check (made payable to “Hennessy Cornerstone Growth Fund”, “Hennessy Cornerstone Value Fund” or “Hennessy Focus 30 Fund”, as applicable) to:

Hennessy Mutual Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P. O. Box 701 Milwaukee, WI 53201-0701

        If you wish to send your Application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

Hennessy Mutual Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 3rd Floor 615 East Michigan Street Milwaukee, WI 53202-5207

        Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

        In compliance with the USA Patriot Act of 2001, please note that the Funds’ transfer agent, US Bancorp Fund Services, LLC (the “Transfer Agent”), will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-261-6950 if you need additional assistance when completing your application.

How do I purchase shares by wire?

        If you are making an initial investment in a Fund, before you wire funds, you should call the Fund at 1-800-261-6950 or (414) 765-4124 between 6:30 A.M. and 1:00 P.M., Pacific time, on a day when the New York Stock Exchange (“NYSE”) is open for trading to advise them that you are making an investment. You will then receive your account number and an order confirmation number. Before or immediately after your bank wires funds, a completed Account Application should be sent to the Transfer Agent by U.S. mail or overnight courier to the addresses listed above. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent.

SHAREHOLDER INFORMATION

        All wires should specify the name of the Fund, the name(s) in which the account is registered, the shareholder’s social security number or employer tax identification number, the account number and the amount being wired. Please indicate if this is an initial or subsequent investment. It is essential that your bank include complete information about your account in all wire instructions. Wire purchases are normally used only for large purchases (over $5,000). Your bank may charge you a fee for sending a wire to the Funds.

        Your bank should transmit immediately available funds by wire in your name to:

Hennessy Mutual Funds, Inc.
c/o U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA# 075000022
Credit: U.S. Bancorp Fund Services
Account Number: 112-952-137
Further Credit: Mutual Fund Name, Shareholder name and account number

Can I purchase shares through broker-dealers?

        You may buy, sell and exchange shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectuses.

        You may also buy, sell and exchange shares of the Funds through other outside broker-dealers that have not made arrangements with the Funds to sell their shares. Such broker-dealers may purchase shares of the Funds by telephone if they have made arrangements in advance with the Funds. To place a telephone order, such broker-dealer should call the Funds at 1-800-261-6950 or 1-414-765-4124.

AUTOMATIC INVESTMENT PLAN

        For your convenience, each Fund offers an Automatic Investment Plan (the “Plan”). Under this Plan, after your initial investment in a Fund, you authorize that Fund to withdraw from your checking or savings account each month or quarter an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Automatic Investment Plan Application (the “Application”). If you are an existing shareholder, you may call the Fund at 1-800-261-6950 or 1-414-765-4124 and request an Application. Signed Applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

        You may invest in the Funds under the following prototype retirement plans:

•	Coverdell Education Savings Account;

•	Traditional IRA;

•	Roth IRA;

•	SEP-IRA for sole proprietors, partnerships and corporations; or

SHAREHOLDER INFORMATION

•	Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.

        Investors can obtain further information about the IRAs and the Coverdell Education Savings Account by calling the Funds at 1-800-261-6950 or 1-414-765-4124. The Hennessy Mutual Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing in them. The current fee schedule for a retirement account is outlined in our Individual Retirement Account Disclosure Statement and Custodial Account Agreement.

HOW TO EXCHANGE SHARES

        You may exchange shares of any Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. You may also exchange shares of any Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with Hennessy Mutual Funds, Inc. or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-261-6950 or 1-414-765-4124.

        If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Fund at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

How do I exchange shares by mail?

        You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all of the shareholders whose names appear on the account registration.

How do I exchange shares by telephone?

        If your account has telephone privileges, you may also exchange Fund shares by calling the Fund at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 1:00 P.M., Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under “How do I sell shares by telephone?". You will be charged a $5.00 fee for exchanges of Fund shares by telephone. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates. Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

        The Funds reserve the right on notice to shareholders to limit the number of exchanges you may make in any year to avoid excess Fund expenses. The Funds reserve the right to reject any exchange order. The Funds may modify or terminate the exchange privilege upon written notice to shareholders.

HOW TO SELL SHARES

        You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your investment representative. Redemptions that are received no later than 1:00 P.M., Pacific time, will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day.

How do I sell shares by mail?

        You may redeem your shares by sending a written request to the Transfer Agent. The redemption request should include the following: (i) the name of your Fund account; (ii) the account number; (iii) the number of Fund shares or the dollar value of Fund shares to be redeemed; (iv) duly endorsed share certificates, if issued; (v) any signature guarantees that are required; and (vi) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether the redemption proceeds are to be sent by mail or wire. The letter should be signed by shareholders whose names appear on the account registration. If you wish to have the proceeds wired, please give wire instructions. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.

SHAREHOLDER INFORMATION

When are signature guarantees required?

        To protect the Funds and their shareholders, except as noted in the following paragraph, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an “eligible guarantor institution.” These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted for any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

        The Funds will waive the signature guarantee required on redemption requests that instruct that the proceeds be sent by mail if all of the following conditions apply: (i) the redemption is for $10,000 or less; (ii) the redemption check is payable to the shareholder(s) of record; (iii) the redemption check is mailed to the shareholder(s) at the address of record; and (iv) no shares represented by certificate are being redeemed. In addition, the Funds may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

How do I sell shares by telephone?

        If you complete the “Shareholder Privileges” section of the Account Application, you may redeem all or some of your shares by calling the Fund at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE. Telephone redemptions will not be accepted with respect to shares represented by certificates or for retirement accounts.

        When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

        Before acting on instructions received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of person identification. If the Funds and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon written notice to shareholders. The Funds may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Funds, continuation of the privilege would be detrimental to the Funds and its shareholders. Such temporary suspension can be without prior notification to shareholders.

        You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How do I purchase shares by check?” above. Your written request for telephone privileges must be signed by the registered owner(s) of the shares exactly as the account is required and signature guaranteed, and include the name of the Fund account, the account number and the name of the Fund.

        You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

When will I receive my redemption proceeds?

        Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Funds. If you did not purchase your shares with a certified check or wire, the Funds may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

SHAREHOLDER INFORMATION

        If you made your redemption request by telephone, the proceeds will be mailed within one or two days. If you request, redemption proceeds will be wired on the next business day to the bank account you have designated in your Account Application or written instructions. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires.

        Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that the Funds would do so except in unusual circumstances. If either Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

When will I pay a redemption fee?

        The Funds are intended for long-term investors. Short-term “market timers” who engage in frequent purchases and redemptions can disrupt the Funds’ investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, each Fund will assess a 1.50% fee on redemptions and exchanges of Fund shares purchased and held for less than three months. This fee will be paid to the Fund to help offset transactions costs. In determining the three-month holding period, the Funds will use the “first-in, first-out” method. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If those shares were held for less than three months, the fee will be assessed.

        This fee does not apply to: (i) any shares purchased through reinvested dividends or capital gains or (ii) shares held in 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts. In addition, this fee may not apply to shares held in broker omnibus accounts.

Can my account be involuntarily redeemed?

        The Funds may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Funds make an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Funds take any action.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

        As another convenience, you may redeem your Fund shares through the Systematic Cash Withdrawal Program (the “Program”). If you elect this method of redemption, the Fund will send you or a designated third party a check in a minimum amount of $50. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

        A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

OTHER INFORMATION

PRICING OF FUND SHARES

        The price of each Fund’s shares is based on the Fund’s net asset value. This is calculated by dividing each Fund’s assets, minus its liabilities, by the number of shares outstanding. Each Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets. Each Fund’s liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders by that Fund. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

        The net asset value of each Fund’s shares is normally determined as of the close of regular trading on the NYSE. This is normally 1:00 P.M., Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS

        Each Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

        All distributions will be reinvested in shares of the distributing Fund unless you choose one of the following options: (i) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares or (ii) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent at one of the addresses set forth under “How do I purchase shares by check?” above in advance of the payment date of the distribution.

TAX CONSEQUENCES

        The Funds intend to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income, although a portion of a Fund’s dividends may be taxable to you at the lower rate applicable to dividend income. The rate you pay on capital gains distribution will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gains distribution in cash or reinvest them in additional Fund shares. If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

        The following financial highlights tables are intended to help you understand the financial performance of the Cornerstone Growth Fund and Cornerstone Value Fund. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Cornerstone Growth Fund or Cornerstone Value Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. Information for the fiscal years ended September 30, 2003, September 30, 2002 and September 30, 2001 has been audited by KPMG LLP, independent accountants. Their report and the financial statements for the Cornerstone Growth Fund and Cornerstone Value Fund are included in the Annual Report, which is available upon request.

        The Focus 30 Fund commenced operations on September 17, 2003 when it acquired the assets of, and assumed the liabilities of, the SYM Fund. The information presented for the Focus 30 Fund is intended to help you understand the financial performance of the SYM Fund. However, the total returns of the SYM Fund are not relevant to investors in the Focus 30 Fund because the SYM Fund did not utilize the Focus 30 Formula. The information for the year ended December 31, 2002 and the period ended December 31, 2001 has been audited by Tait, Weller & Baker, independent accountants, whose report, along with the SYM Fund’s financial statements, are included in the SYM Fund’s Annual Report dated December 31, 2002, which is available free of charge upon request. Information for the nine months ended September 30, 2003 has been audited by KPMG LLP, independent accountants. Their report and the financial statements for the Focus 30 Fund are included in the Annual Report, which is available upon request.

FINANCIAL HIGHLIGHTS

Cornerstone Growth Fund

	Years Ended September 30,
	2003	2002	2001	2000	1999
PER SHARE DATA:
Net asset value, beginning of year	$13.55	$13.98	$19.48	$12.36	$9.57
Income from investment operations:
Net investment loss(1)	(0.07)	(0.07)	(0.09)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on
investments	4.23	0.67	(1.91)	7.28	2.88
Total from investment operations	4.16	0.60	(2.00)	7.12	2.79
Less Distributions:
From net investment income	--	--	--	--	--
From net realized gains	(0.48)	(1.03)	(3.50)	--	--
Total distributions	(0.48)	(1.03)	(3.50)	--	--
Net asset value, end of year	$17.23	$13.55	$13.98	$19.48	$12.36
TOTAL RETURN	31.67%	4.47%	(10.95%)	57.61%	29.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$752.0	$342.4	$155.5	$182.5	$120.8
Ratio of net expenses to average net assets
Before expense reimbursement	1.27%	1.10%	1.11%	1.18%	1.15%
After expense reimbursement	1.27%	1.10%	1.11%	1.18%	1.15%
Ratio of net investment loss to average net
assets
Before expense reimbursement	(0.60%)	(0.73%)	(0.60%)	(0.90%)	(0.84%)
After expense reimbursement	(0.60%)	(0.73%)	(0.60%)	(0.90%)	(0.84%)
Portfolio turnover rate	74.80%	70.33%	103.33%	95.28%	125.19%

(1)	Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.

FINANCIAL HIGHLIGHTS

Cornerstone Value Fund

	Years Ended September 30,
	2003	2002	2001	2000	1999
PER SHARE DATA:
Net asset value, beginning of year	$8.95	$10.91	$10.29	$11.90	$10.84
Income from investment operations:
Net investment income	0.21	0.25	0.24	0.32	0.33
Net realized and unrealized gain (loss)
on investments	1.55	(1.95)	0.52	(0.18)	1.49
Total from investment operations	1.76	(1.70)	0.76	0.14	1.82
Less Distributions:
From net investment income	(0.20)	(0.26)	(0.14)	(0.47)	(0.26)
From net realized gains	--	--	--	(1.28)	(0.50)
Total distributions	(0.20)	(0.26)	(0.14)	(1.75)	(0.76)
Net asset value, end of year	$10.51	$8.95	$10.91	$10.29	$11.90
TOTAL RETURN	19.88%	(16.05%)	7.38%	1.30%	17.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$20.3	$15.8	$20.4	$17.5	$26.3
Ratio of net expenses to average net assets
Before expense reimbursement	1.51%	1.43%	1.74%	1.85%	1.38%
After expense reimbursement	1.51%	1.43%	1.74%	1.85%	1.38%
Ratio of net investment loss to average net
assets
Before expense reimbursement	2.10%	2.12%	2.12%	2.36%	2.58%
After expense reimbursement	2.10%	2.12%	2.12%	2.36%	2.58%
Portfolio turnover rate	57.29%	76.93%	78.01%	86.13%	122.79%

FINANCIAL HIGHLIGHTS

Hennessy Focus 30 Fund(1)

	Nine Months Ended September 30, 2003(2)		Year Ended December 31, 2002	January 2, 2001* Through December 31, 2001
PER SHARE DATA:
Net asset value, beginning of period	$6.63		$9.27	$10.00
Loss from investment operations:
Net investment loss	(0.03)		(0.02)	(0.02)
Net realized and unrealized loss on investments .	1.12		(2.62)	(0.71)
Total from investment operations	1.09		(2.64)	(0.73)
Net asset value, end of period	$7.72		$6.63	$9.27
TOTAL RETURN	16.44%		(28.48%)	(7.30%)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$33.3		$28.5	$43.2
Ratio of net expenses to average net assets
Before expense reimbursements and waivers	1.59%		1.54%	1.80%
After expense reimbursements and waivers	1.49	%(3)	1.50%	1.50%
Ratio of net investment loss to average net assets
Before expense reimbursements and waivers	(0.67%)		(0.24%)	(0.62%)
After expense reimbursements and waivers	(0.57%)		(0.20%)	(0.32%)
Portfolio turnover rate	356.77%		291.00%	210.00%

* Commencement of Operations.

(1)	The financial highlights set forth herein include the historical financial highlights of the SYM Select Growth Fund. The assets and liabilities of the SYM Select Growth Fund were transferred to and assumed by the Hennessy Focus 30 Fund on September 17, 2003.
(2)	All ratios for the period have been annualized, except portfolio turnover and annual return.
(3)	The Hennessy Focus 30 Fund has instituted an expense cap of 1.45%, which will be in effect through September 30, 2006.

Funds Hennessy Cornerstone Growth Fund Hennessy Cornerstone Value Fund Hennessy Focus 30 Fund The Courtyard Square 750 Grant Avenue, Suite 100 Novato, California 94945

Investment Manager Hennessy Advisors, Inc. The Courtyard Square 750 Grant Avenue, Suite 100 Novato, California 94945

Administrator, Transfer Agent, Dividend Paying Agent & Shareholder Servicing Agent U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701

Distributor Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian U.S. Bank, N.A. 425 Walnut Street Cincinnati, Ohio 45202

Directors Neil J. Hennessy Robert T. Doyle J. Dennis DeSousa Harry F. Thomas

Independent Accountants KPMG LLP 303 East Wacker Drive Chicago, Illinois 60601

Legal Counsel Foley & Lardner 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

PRIVACY POLICY
The Hennessy Mutual Funds, Inc.

        We collect the following nonpublic personal information about you:

    •        information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, asses, income and date of birth; and

    •        information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

        We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non public personal information.

        In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

         To learn more about the Hennessy Mutual Funds you
may want to read the Hennessy Mutual Funds' Statement of
Additional Information (or "SAI") which contains
additional information about the Funds. The Hennessy
Mutual Funds have incorporated by reference the SAI into
the Prospectus. This means that you should consider the
contents of the SAI to be part of the Prospectus.
         You also may learn more about the Hennessy Mutual
Funds' investments by reading the Hennessy Mutual Funds'
annual and semi-annual reports to shareholders. The annual
report includes a discussion of the market conditions and
investment strategies that significantly affected the
Funds' performance during their last fiscal year.
         The SAI and the annual and semi-annual reports
are all available to shareholders and prospective
investors, without charge, upon request, simply by calling
1-800-966-4354.
         Prospective investors and shareholders who have
questions about the Hennessy Mutual Funds may also call
the above number or write to the following address:

         The Hennessy Mutual Funds, Inc.
         The Court Square
         750 Grant Avenue
         Suite 100
         Novato, CA 94945

         The general public can review and copy
information about the Hennessy Mutual Funds (including the
SAI) at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. (Please call
1-202-942-8090 for information on the operations of the
Public Reference Room.) Reports and other information
about the Hennessy Mutual Funds are also available on the
EDGAR Database on the Securities and Exchange Commission's
Internet site at http://www.sec.gov. and copies of this
information may be obtained, upon payment of a duplicating
fee, by electronic request at the following e-mail
address: publicinfo@soc.gov. or by writing to:

         Public Reference Section
         Securities and Exchange Commission
         Washington, D.C. 20549-0102

         Please refer to the Hennessy Mutual Funds'
Investment Company Act File No. 811-07695, when seeking
information about the Hennessy Mutual Funds from the
Securities and Exchange Commission.

Investment Company Act File No. 811-07695	The Hennessy
Mutual Funds, Inc.
_______________

P R O S P E C T U S

January 31, 2004

[Logo]

Hennessy
Mutual Funds

The Hennessy Mutual Funds, Inc.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, California 94945
1 (415) 899-1555
1 (800) 966-4354
www.hennessy-funds.com

Hennessy Cornerstone Growth
Fund Symbol: HFCGX
Hennessy Cornerstone Growth
Fund, Series II Symbol: _______
Hennessy Cornerstone Value
Fund Symbol: HFCVX
Hennessy Focus 30
Fund Symbol: HFTFX

HENNESSY CORNERSTONE GROWTH FUND, SERIES II

a series of Hennessy Mutual Funds, Inc.

The date of this Prospectus is January 31, 2004.

www.hennessyfunds.com

Hennessy Cornerstone Growth Fund, Series II is a stock mutual fund that seeks long-term growth of capital.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these shares or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Information	1
Fund Description and Performance	1
Fees and Expenses	5
Management of the Funds	6
Shareholder Information	7
Pricing of Fund Shares	12
Dividends and Distributions	12
Tax Consequences	12
Financial Highlights	12

SUMMARY INFORMATION

SUMMARY INFORMATION

        The table below lists the investment objectives, certain investment characteristics and principal risks of the Hennessy Cornerstone Growth Fund, Series II. Other important characteristics are described in the Fund summary, beginning on page 2.

Investment Objective	Main Investments	Risks
• Long-term growth of capital	• Common stocks • Foreign securities • American Depository Receipts	• Strategy Indexing® risk • Market risk • Small and medium sized companies risk • Foreign securities risk

FUND DESCRIPTIONS AND PERFORMANCE

        The following Fund summary identifies the investment objective, principal investment strategies, principal risks and performance information for the Fund.

        You could lose money investing in the Fund. An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

1

CORNERSTONE GROWTH FUND, SERIES II

OBJECTIVE

        The Cornerstone Growth Fund, Series II is a stock mutual fund that seeks long-term growth of capital.

PRINCIPAL STRATEGY

        The Fund seeks to achieve its investment objective by investing substantially all of its assets in common stocks selected through the Cornerstone Growth Strategy® (the “Strategy”). The Fund may also invest in foreign securities and American Depository Receipts (“ADRs”). The Strategy selects from the O’Shaughnessy All Stock Universe™ the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

(1)	annual earnings that are higher than the previous year;

(2)	a price-to-sales ratio below 1.5;1

(3)	positive relative strength over the past three and six month periods; and

(4)	historical trading volume sufficient to allow the Fund to purchase the required number of shares during the Re-Balance Period (defined below).

The O’Shaughnessy All Stocks Universe™ consists of all the domestic and foreign common stocks in the Standard & Poor’s Compustat (“S&P Compustat”) database (the “COMPUSTAT® Database”) with market capitalizations exceeding $134 million. The COMPUSTAT® Database contains financial, statistical and market data for different regions of the world.2

        When the Fund begins operations, it will purchase 50 stocks as dictated by its Strategy, based on information at that time. The Fund’s holdings of each stock in its portfolio will be initially weighted equally by dollar amount. After that time, the Fund will rebalance its portfolio based on information available during the three months preceding and two months after June 30 of the preceding twelve month period (the “Re-Balance Period”), in accordance with its Strategy. During the Re-Balance Period of each year: (i) stocks meeting the Strategy’s criteria on or about the immediately preceding June 30 are purchased for the Fund to the extent not then held; (ii) stocks which no longer meet the criteria as of such date are sold; and (iii) the holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

        Through this Strategy, the Fund offers a disciplined approach to investing, based on a buy and hold philosophy over the course of each year that ignores market timing and rejects active management. The Fund’s investment manager, Hennessy Advisors, Inc. (the “Manager”), expects that the stocks held in the Fund’s portfolio will remain the same throughout the course of a year, despite any adverse developments concerning an issuer, an industry, the economy or the stock market generally. However, if during the course of a year it is determined that earnings or other information that form the basis for selecting a security are false or incorrect, the Manager reserves the right to replace such security with another meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during a year.

[1]	A stock’s price-to-sales ratio is computed by dividing the market value of the stock by the issuer’s most recent 12 months sales.
[2]
Although S&P Compustat obtains information for inclusion in or for use in the COMPUSTAT® Database from sources which S&P Compustat considers reliable, S&P Compustat does not guarantee the accuracy or completeness of the COMPUSTAT® Database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other persons or entity from the use of the COMPUSTAT® Database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the COMPUSTAT® Database. “Standard & Poor” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Fund.

2

CORNERSTONE GROWTH FUND, SERIES II

        When the Fund receives new cash flow from the sale of its shares over the course of the year, such cash will first be used to the extent necessary to meet redemptions. The balance of any such cash will be invested in the stocks selected for the Fund using the Strategy as of the most recent rebalancing of the Fund’s portfolio, in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis in the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities between annual Re-Balance Periods will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the Strategy.

        Foreign Securities. The Fund may invest in securities of foreign issuers, either through the direct purchase of securities of foreign issuers or through the purchase of ADRs, which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs. Investments in securities of foreign issuers increase diversification of the Fund’s portfolio and may enhance return, but they also involve some special risks, as described under “Principal Risks” below.

PRINCIPAL RISKS

        The principal risks of investing in the Fund that may adversely affect its net asset value or total return include the following:

         •          Strategy Indexing® Risk: The Fund will adhere to its Strategy during the course of the year (subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds), despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. There can be no assurance that: (i) the market factors that caused the stocks held in the Fund’s portfolio to meet the Strategy’s criteria as of rebalancing in any given rebalancing cycle will continue during such cycle until the next rebalancing; (ii) any negative conditions adversely affecting a stock’s price will not develop or deteriorate during a given rebalancing cycle; or (iii) share prices of a stock will not decline during a given rebalancing cycle. The Fund’s portfolio is rebalanced annually in accordance with its Strategy. Rebalancing may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

         •          Market Risk: This is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

         •          Small and Medium Sized Companies Risk: Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

         •          Foreign-Securities Risk: The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (i) unfavorable changes in currency exchange rates; (ii) economic and political instability; (iii) less publicly available information; (iv) less strict auditing and financial reporting requirements; (v) less governmental supervision and regulation of securities markets; (vi) higher transactions costs; (vii) potential adverse effects of the euro conversion; (viii) greater possibility of not being able to sell securities on a timely basis; (ix) nationalization and exchange controls; (x) potentially lower liquidity and higher volatility; (xi) possible problems arising from regulatory practices that differ from U.S. standards; (xii) the imposition of withholding taxes on income from such securities; and (xiii) confiscatory taxation.

3

CORNERSTONE GROWTH FUND, SERIES II

PERFORMANCE

        The Cornerstone Growth Fund, Series II is a newly-organized series of Hennessy Mutual Funds, Inc. and therefore has no operating history. Performance information for the Cornerstone Growth Fund, Series II will be included in future prospectuses after the Fund has completed one calendar year of operations under the Manager.

4

FEES AND EXPENSES

Fees and Expenses

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge (load) imposed on
purchases		None
Maximum deferred sales charge (load)		None
Maximum sales charge (load) imposed on
reinvested dividends and distributions		None
Redemption fee (as a percentage of amount
redeemed)(1)		1.50%
Exchange Fee(2)		1.50%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees		0.74%
Distribution and Service (12b-1) Fees		None
Other Expenses		0	.51%(3)
Service Fees	0.10%
All remaining Other Expenses	0.41%
Total Gross Expenses		1.25%
Less Expense Waiver/Reimbursement		0.00%
Total Annual Fund Operating Expenses		1.25%

(1)	If you redeem shares you have owned for less than three months, a 1.50% fee will be deducted from the value of your redemption proceeds. This fee is payable to the Fund. Our transfer agent charges a fee of $15.00 for each wire redemption.

(2)	If you exchange shares you have owned for less than three months, a 1.50% fee will be deducted from the value of your exchange proceeds. This fee is payable to the Fund. Our transfer agent charges a fee of $5.00 for each telephone exchange.

(3)	Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

        This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions and that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$122	$381	$660	$1,455

5

MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

        Hennessy Advisors, Inc. is the investment manager of the Fund. The Manager's address is The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, California 94945. The Manager has been providing investment advisory services since 1989. The Manager is also the investment manager for the Hennessy Cornerstone Growth Fund, Hennessy Cornerstone Value Fund and Hennessy Focus 30 Fund, series of Hennessy Mutual Funds, Inc., and the Hennessy Balanced Fund and Hennessy Total Return Fund, series of Hennessy Funds, Inc. The Manager furnishes the Fund with office space and certain administrative services and provides most personnel needed by the Fund. For its services, the Fund pays the Manager a monthly management fee based upon its average daily net assets.

        Neil J. Hennessy is primarily responsible for day-to-day management of the portfolio of the Fund and for developing and executing the Fund's investment program. Mr. Hennessy is committed to the Strategy Indexing(R)investment program utilized by the Fund. Mr. Hennessy has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989.

SERVICING AGREEMENT

        The Cornerstone Growth Fund, Series II has entered into a Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Fund consisting of:

•	maintaining an "800" number which current shareholders may call to ask questions about the Fund or their accounts with the Fund;

•	assisting shareholders in processing exchange and redemption requests;

•	assisting shareholders in changing dividend options, account designations and addresses;

•	responding generally to questions of shareholders; and

•	providing such other similar services as the Fund may request.

        For such services, the Cornerstone Growth Fund, Series II pays an annual service fee to the Manager equal to 0.10% of its average daily net assets.

6

SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

PURCHASE OF SHARES

        The minimum initial investment in the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts ("IRA"). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for the Fund. The Fund may waive the minimum investment requirements from time to time.

        You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund reserves the right to reject any purchase in whole or in part.

        The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. Shares of the Fund have not been registered for sale outside of the United States.

How do I purchase shares by check?

        If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check (made payable to "Hennessy Cornerstone Growth Fund, Series II") to:

Hennessy Mutual Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P. O. Box 701 Milwaukee, WI 53201-0701

        If you wish to send your Application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

Hennessy Mutual Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 3rd Floor 615 East Michigan Street Milwaukee, WI 53202-5207

        Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

        In compliance with the USA Patriot Act of 2001, please note that the Fund's transfer agent, US Bancorp Fund Services, LLC (the "Transfer Agent"), will verify certain information on your account application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-261-6950 if you need additional assistance when completing your application.

How do I purchase shares by wire?

        If you are making an initial investment in the Fund, before you wire funds, you should call the Fund at 1-800-261-6950 or (414) 765-4124 between 6:30 A.M. and 1:00 P.M., Pacific time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment. You will then receive your account number and an order confirmation number. Before or immediately after your bank wires funds, a completed Account Application should be sent to the Transfer Agent by U.S. mail or overnight courier to the addresses listed above. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent.

7

SHAREHOLDER INFORMATION

        All wires should specify the name of the Fund, the name(s) in which the account is registered, the shareholder's social security number or employer tax identification number, the account number and the amount being wired. Please indicate if this is an initial or subsequent investment. It is essential that your bank include complete information about your account in all wire instructions. Wire purchases are normally used only for large purchases (over $5,000). Your bank may charge you a fee for sending a wire to the Fund.

        Your bank should transmit immediately available funds by wire in your name to:

Hennessy Mutual Funds, Inc.
c/o U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#075000022
Credit: U.S. Bancorp Fund Services
Account Number: 112-952-137
Further Credit: Mutual Fund Name, Shareholder name and account number

Can I purchase shares through broker-dealers?

        You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectuses.

        You may also buy, sell and exchange shares of the Fund through other outside broker-dealers that have not made arrangements with the Fund to sell its shares. Such broker-dealers may purchase shares of the Fund by telephone if they have made arrangements in advance with the Fund. To place a telephone order, such broker-dealer should call the Fund at 1-800-261-6950 or 1-414-765-4124.

AUTOMATIC INVESTMENT PLAN

        For your convenience, the Fund offers an Automatic Investment Plan (the "Plan"). Under this Plan, after your initial investment in the Fund, you authorize the Fund to withdraw from your checking or savings account each month or quarter an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Automatic Investment Plan Application (the "Application"). If you are an existing shareholder, you may call the Fund at 1-800-261-6950 or 1-414-765-4124 and request an Application. Signed Applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

        You may invest in the Fund under the following prototype retirement plans:

•	Coverdell Education Savings Account;

•	Traditional IRA;

•	Roth IRA;

•	SEP-IRA for sole proprietors, partnerships and corporations; or

8

SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

•	Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.

        Investors can obtain further information about the IRAs and the Coverdell Education Savings Account by calling the Fund at 1-800-261-6950 or 1-414-765-4124. The Hennessy Mutual Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing in them. The current fee schedule for a retirement account is outlined in our Individual Retirement Account Disclosure Statement and Custodial Account Agreement.

HOW TO EXCHANGE SHARES

        You may exchange shares of the Fund for shares of any other Hennessy Fund any day the Fund and the NYSE are open for business. You may also exchange shares of the Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with Hennessy Mutual Funds, Inc. or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-261-6950 or 1-414-765-4124.

        If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Fund at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

How do I exchange shares by mail?

        You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all of the shareholders whose names appear on the account registration.

How do I exchange shares by telephone?

        If your account has telephone privileges, you may also exchange Fund shares by calling the Fund at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 1:00 P.M., Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How do I sell shares by telephone?". You will be charged a $5.00 fee for exchanges of Fund shares by telephone. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates. Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

        The Fund reserves the right on notice to shareholders to limit the number of exchanges you may make in any year to avoid excess Fund expenses. The Fund reserves the right to reject any exchange order. The Fund may modify or terminate the exchange privilege upon written notice to shareholders.

HOW TO SELL SHARES

        You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your investment representative. Redemptions that are received no later than 1:00 P.M., Pacific time, will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day.

9

SHAREHOLDER INFORMATION

How do I sell shares by mail?

        You may redeem your shares by sending a written request to the Transfer Agent. The redemption request should include the following: (i) the name of your Fund account; (ii) the account number; (iii) the number of Fund shares or the dollar value of Fund shares to be redeemed; (iv) duly endorsed share certificates, if issued; (v) any signature guarantees that are required; and (vi) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether the redemption proceeds are to be sent by mail or wire. The letter should be signed by shareholders whose names appear on the account registration. If you wish to have the proceeds wired, please give wire instructions. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.

When are signature guarantees required?

        To protect the Fund and its shareholders, except as noted in the following paragraph, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted for any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

        The Fund will waive the signature guarantee required on redemption requests that instruct that the proceeds be sent by mail if all of the following conditions apply: (i) the redemption is for $10,000 or less; (ii) the redemption check is payable to the shareholder(s) of record; (iii) the redemption check is mailed to the shareholder(s) at the address of record; and (iv) no shares represented by certificate are being redeemed. In addition, the Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

How do I sell shares by telephone?

        If you complete the "Shareholder Privileges" section of the Account Application, you may redeem all or some of your shares by calling the Fund at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE. Telephone redemptions will not be accepted with respect to shares represented by certificates or for retirement accounts. When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

        Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of person identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

        You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How do I purchase shares by check?" above. Your written request for telephone privileges must be signed by the registered owner(s) of the shares exactly as the account is required and signature guaranteed, and include the name of the Fund account, the account number and the name of the Fund.

        You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

10

SHAREHOLDER INFORMATION

When will I receive my redemption proceeds?

        Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

        If you made your redemption request by telephone, the proceeds will be mailed within one or two days. If you request, redemption proceeds will be wired on the next business day to the bank account you have designated in your Account Application or written instructions. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires.

        The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

When will I pay a redemption fee?

        The Fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a 1.50% fee on redemptions and exchanges of Fund shares purchased and held for less than three months. This fee will be paid to the Fund to help offset transactions costs. In determining the three-month holding period, the Fund will use the "first-in, first-out" method. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If those shares were held for less than three months, the fee will be assessed.

        This fee does not apply to: (i) any shares purchased through reinvested dividends or capital gains or (ii) shares held in 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts. In addition, this fee may not apply to shares held in broker omnibus accounts.

Can my account be involuntarily redeemed?

        The Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

        As another convenience, you may redeem your Fund shares through the Systematic Cash Withdrawal Program (the "Program"). If you elect this method of redemption, the Fund will send you or a designated third party a check in a minimum amount of $50. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

        A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

11

FINANCIAL HIGHLIGHTS

PRICING OF FUND SHARES

        The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders by the Fund. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

        The net asset value of the Fund's shares is normally determined as of the close of regular trading on the NYSE. This is normally 1:00 P.M., Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS

        The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

        All distributions will be reinvested in shares of the distributing Fund unless you choose one of the following options: (i) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares or (ii) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent at one of the addresses set forth under "How do I purchase shares by check?" above in advance of the payment date of the distribution.

TAX CONSEQUENCES

        The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income, although a portion of the Fund's dividends may be taxable to you at the lower rate applicable to dividend income. The rate you pay on capital gains distribution will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gains distribution in cash or reinvest them in additional Fund shares. If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS

        As a newly-organized series of Hennessy Mutual Funds, Inc., the Cornerstone Growth Fund, Series II has no operating history.

12

Fund Hennessy Cornerstone Growth Fund, Series II The Courtyard Square 750 Grant Avenue, Suite 100 Novato, California 94945

Investment Manager Hennessy Advisors, Inc. The Courtyard Square 750 Grant Avenue, Suite 100 Novato, California 94945

Administrator, Transfer Agent, Dividend Paying Agent & Shareholder Servicing Agent U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701

Distributor Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian U.S. Bank, N.A. 425 Walnut Street Cincinnati, Ohio 45202

Directors Neil J. Hennessy Robert T. Doyle J. Dennis DeSousa Harry F. Thomas

Independent Accountants KPMG LLP 303 East Wacker Drive Chicago, Illinois 60601

Legal Counsel Foley & Lardner 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

13

PRIVACY POLICY
The Hennessy Mutual Funds, Inc.

We collect the following nonpublic personal information about you:

        •        information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, asses, income and date of birth; and

        •        information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

        We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non public personal information.

        In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

         To learn more about the Hennessy Mutual Funds you
may want to read the Hennessy Mutual Funds' Statement of
Additional Information (or "SAI") which contains
additional information about the Funds. The Hennessy
Mutual Funds have incorporated by reference the SAI into
the Prospectus. This means that you should consider the
contents of the SAI to be part of the Prospectus.
         You also may learn more about the Hennessy Mutual
Funds' investments by reading the Hennessy Mutual Funds'
annual and semi-annual reports to shareholders. The annual
report includes a discussion of the market conditions and
investment strategies that significantly affected the
Funds' performance during their last fiscal year.
         The SAI and the annual and semi-annual reports
are all available to shareholders and prospective
investors, without charge, upon request, simply by calling
1-800-966-4354.
         Prospective investors and shareholders who have
questions about the Hennessy Mutual Funds may also call
the above number or write to the following address:

         The Hennessy Mutual Funds, Inc.
         The Court Square
         750 Grant Avenue
         Suite 100
         Novato, CA 94945

         The general public can review and copy
information about the Hennessy Mutual Funds (including the
SAI) at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. (Please call
1-202-942-8090 for information on the operations of the
Public Reference Room.) Reports and other information
about the Hennessy Mutual Funds are also available on the
EDGAR Database on the Securities and Exchange Commission's
Internet site at http://www.sec.gov. and copies of this
information may be obtained, upon payment of a duplicating
fee, by electronic request at the following e-mail
address: publicinfo@soc.gov. or by writing to:

         Public Reference Section
         Securities and Exchange Commission
         Washington, D.C. 20549-0102

         Please refer to the Hennessy Mutual Funds'
Investment Company Act File No. 811-07695, when seeking
information about the Hennessy Mutual Funds from the
Securities and Exchange Commission.

Investment Company Act File No. 811-07695	The Hennessy
Mutual Funds, Inc.
_______________

P R O S P E C T U S

January 31, 2004

[Logo]

Hennessy
Mutual Funds

The Hennessy Mutual Funds, Inc.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, California 94945
1 (415) 899-1555
1 (800) 966-4354
www.hennessy-funds.com

Hennessy Cornerstone Growth
Fund, Series II Symbol: _______

HENNESSY MUTUAL FUNDS, INC	Hennessy Cornerstone Growth Fund
The Courtyard Square	("Cornerstone Growth Fund")
750 Grant Avenue, Suite 100	Hennessy Cornerstone Growth Fund, Series II
Novato, California 94945	("Cornerstone Growth Fund, Series II")
Telephone:1-800-966-4354	Hennessy Cornerstone Value Fund
(the "Hennessy Mutual Funds")	("Cornerstone Value Fund")
Hennessy Focus 30 Fund
("Focus 30 Fund")
(each, a "Fund," and collectively, the "Funds")

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2004

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the current Prospectus of the Funds (“Fund Prospectus”), dated January 31, 2004. A copy of the Funds’ Prospectus may be obtained by calling or writing to the Funds at the telephone number or address shown above.

INVESTMENT POLICIES AND LIMITATIONS	1
DIRECTORS AND OFFICERS	6
MANAGEMENT OF THE FUNDS	11
PORTFOLIO TRANSACTIONS	16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	18
VALUATION OF SHARES	18
ADDITIONAL INFORMATION ABOUT DIVIDENDS AND TAXES	19
PERFORMANCE INFORMATION	20
ANTI-MONEY LAUNDERING PROGRAM	25
OTHER INFORMATION	26

The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2003 of Hennessy Mutual Funds (File No. 811-07695) as filed with the Securities and Exchange Commission on December 8, 2003:

•	Statements of Assets and Liabilities
•	Statements of Operations
•	Statements of Changes in Net Assets
•	Financial Highlights
•	Schedules of Investments
•	Notes to the Financial Statements
•	Report of Independent Accountants

A copy of the Annual Report may be obtained, without charge, by calling the toll-free telephone number shown above.

INVESTMENT POLICIES AND LIMITATIONS

        The following supplements the information contained in the Fund Prospectus concerning the investment policies and limitations of the Funds. Effective June 30, 2000, Hennessy Advisors, Inc. (formerly Edward J. Hennessy, Incorporated) (the “Manager”) became the investment adviser to each Fund. Previously, Netfolio, Inc. (formerly O’Shaughnessy Capital Management, Inc.) served as investment adviser to the Cornerstone Growth Fund and Cornerstone Value Fund. See “Management of the Funds.” Effective March 27, 2000, the O’Shaughnessy Aggressive Growth Fund and the O’Shaughnessy Dogs of the Market™ Fund were merged into the Cornerstone Growth Fund and the Cornerstone Value Fund, respectively. The Focus 30 Fund commenced operations on September 17, 2003. The Cornerstone Growth Fund, Series II is newly organized.

        On June 30, 2000, O’Shaughnessy Capital Management, Inc. sold certain of its assets and licensed certain of its proprietary processes to the Manager (the “Transaction”). As part of the Transaction, the Manager became the new investment adviser of the Cornerstone Growth Fund and Cornerstone Value Fund. The new investment manager agreement was approved by the Funds’ shareholders on June 30, 2000. The Focus 30 Fund and Cornerstone Growth Fund, Series II were added to the investment management agreement effective July 22, 2003 and January 31, 2004, respectively.

        SPECIAL CONSIDERATION RELATING TO DEPOSITORY RECEIPTS. As noted in the Fund Prospectus, the Cornerstone Growth Fund, Cornerstone Growth Fund, Series II and Cornerstone Value Fund may each invest in the securities of foreign issuers, including American Depository Receipts (“ADRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Funds’ investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock. The Focus 30 Fund does not invest in ADRs or foreign securities.

        Many of the foreign securities held in the form of ADRs by the Cornerstone Growth Fund, Cornerstone Growth Fund, Series II and Cornerstone Value Fund are not registered with the Securities and Exchange Commission (“SEC”), nor are the issuers thereof subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by these Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

        Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject.

        ILLIQUID SECURITIES. Although it is not expected that the Funds will invest in illiquid securities, each of the Funds may invest up to 15% of its net assets in illiquid securities. The term illiquid securities for this purpose means securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed, put to the issuer or a third party, which do not mature within seven days, or which the Manager, in accordance with guidelines approved by the Board of Directors, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days.

        Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 (“1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

        In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

        Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of such Fund securities and a Fund might be unable to dispose of such securities promptly or at favorable prices.

        The Board of Directors has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including but not limited to: (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in each Fund and reports periodically on such decisions to the Board of Directors.

        REPURCHASE AGREEMENTS. Each Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the “underlying security”) from a well-established securities dealer or bank that is a member of the Federal Reserve System. Any such dealer or bank will be on the Fund’s approved list. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund’s Board of Directors. The Manager will review and monitor the creditworthiness of those institutions under the Board’s general supervision.

        At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. Each Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund’s investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights.

        LENDING OF FUND SECURITIES. In accordance with applicable law, each Fund may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified to earn additional income, but only when the borrower maintains with the Fund’s custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly. There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise. However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration which can be earned currently from such securities loan justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors. During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower. A Fund will retain authority to terminate any loan at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. A Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund’s interest.

        CASH AND SHORT-TERM SECURITIES. Each Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in stocks in accordance with the Fund’s investment strategy, or to meet redemption requests. The Manager will not generally use investments in cash and short-term securities for temporary defensive purposes.

        Short-term securities in which the Funds may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s Corporation or Prime-1 or Prime-2 by Moody’s Investors Service, Inc., obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such securities. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to know lending rates and automatically adjusted when such lending rates change.

        The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of any Fund’s total assets at any time.

        BORROWING. Each Fund may borrow money in an amount up to 33% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The borrowing policy is a fundamental policy of each Fund, which cannot be changed with respect to a Fund without shareholder approval as described in “Investment Limitations” below.

        INVESTMENT LIMITATIONS. The investment restrictions set forth below are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the approval of the holders of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940 (the “1940 Act”) as the lesser of: (i) 67% or more of the Fund’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time an investment is made; a later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted. Pursuant to such restrictions and policies, no Fund may:

        (1)        make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to exceed 25% of the Fund’s total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”), certificates of deposit and bankers’ acceptances;

        (2)        purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund’s total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Fund may be invested without regard to this limitation;

        (3)        purchase securities on margin, except for short-term credit necessary for clearance of Fund transactions and except that a Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

        (4)        purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interested therein;

        (5)        purchase or sell commodities or commodity contracts, except to the extent described in the Fund Prospectus and this SAI with respect to futures and related options;

        (6)        make loans, except through loans of Fund securities and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers’ acceptances and other fixed income securities as described in the Fund Prospectus and this SAI shall not be deemed to be the making of a loan, and provided further that the lending of Fund securities and repurchase agreements may be made only in accordance with applicable law and the Fund Prospectus and this SAI as it may be amended from time to time;

        (7)        borrow money or issue senior securities, except that each Fund may borrow an amount up to 33-1/3% of its respective total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. The Funds may not pledge their assets other than to secure such borrowings or, to the extent permitted by the Funds’ investment policies as set forth in the Fund Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies. For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of a Fund;

        (8)        underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the 1933 Act, as amended, in selling portfolio securities;

        The following investment restrictions (or operating policies) may be changed with respect to a Fund by the Board of Directors without shareholder approval. No Fund may:

        (1)        make investments for the purpose of exercising control or management;

        (2)        make short sales of securities or maintain a short position, except to the extent permitted by applicable law;

        (3)        purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law;

        (4)        invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Directors are not subject to the limitations set forth in this investment restriction (4);

        (5)        write, purchase or sell puts, call straddles, spreads or combinations thereof, except to the extent permitted in the Fund Prospectus and this SAI, as they may be amended from time to time.

DIRECTORS AND OFFICERS

        As a Maryland corporation, the business and affairs of Hennessy Mutual Funds are managed by its Officers under the direction of its Board of Directors. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Directors and Officers of Hennessy Mutual Funds are as follows:

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director
"Disinterested Persons"
J. Dennis DeSousa Age: 67 Address: 340 Singing Brook Circle Santa Rosa, CA 95409	Director	Indefinite, until successor elected 3 years	Currently a real estate investor; owner of North Bay Television, Inc. from 1985 through 1999.	6	None.
Robert T. Doyle Age: 56 Address: 87 Washington Street Novato, CA 94947	Director	Indefinite, until successor elected 3 years	Currently the Sheriff of Marin County, California (since 1996) and has been employed in the Marin County Sheriff's Office in various capacities since 1969.	6	None.
Harry F. Thomas Age: 56 Address: 50 Shields Lane Novato, CA 94945	Director	Indefinite, until successor elected 3 years	Currently a retired business executive; Managing Director of Emplifi, Inc., a consulting firm, from 1999 through 2001; Vice President and Manager of Employee Benefit Trust Operation of Wells Fargo Bank from 1997 through 1999; and Trust Systems Manager and Vice President of Wells Fargo Bank since 1992.	6	None.

(1)	The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director
"Interested Persons" (as defined in the 1940 Act)
Neil J. Hennessy (2) Age: 47 Address: c/o Hennessy Advisors, Inc. The Courtyard Square 750 Grant Avenue, Suite 100 Novato, CA 94945	Director, President and Treasurer	Director: Indefinite, until successor elected 3 years As Officer: 1 year term 3 years	President of the Manager since 1989; President and Treasurer of Hennessy Funds, Inc. since 1996.	6	Director of the Manager.
Frank Ingarra, Jr. (2) Age: 32 Address: c/o Hennessy Advisors, Inc. The Courtyard Square 750 Grant Avenue, Suite 100 Novato, CA 94945	Assistant Portfolio Manager and Vice President	1 year term 1 year
			Assistant Portfolio Manager for the Manager from March 2002 to the present; from August 2000 through March 2002, Mr. Ingarra was the Head Trader for the Manager; from March 2002 to the present, Mr. Ingarra has been a Vice President of Hennessy Funds, Inc.; from July 1999 through August 2000, Mr. Ingarra was the Vice President and lead trader for O'Shaughnessy Capital Management; from May 1998 through July 1999, Mr. Ingarra was an Assistant Vice President and Equity Trader for O'Shaughnessy Capital Management; and from October 1997 through May 1998, Mr. Ingarra was employed in the Targeted Marketing Group of Publishers Clearing House.	N/A	N/A
Teresa M. Nilsen (2) Age: 37 Address: c/o Hennessy Advisors, Inc. The Courtyard Square 750 Grant Avenue, Suite 100 Novato, CA 94945	Executive Vice President, and Secretary	1 year term 3 years
			Currently Executive Vice President, Chief Financial Officer and Secretary of the Manager; Ms. Nilsen has been the corporate secretary and a financial officer of the Manager since 1989; Ms. Nilsen has been an officer of Hennessy Funds, Inc. since 1996, currently she is Executive Vice President and Secretary.	N/A	Director of the Manager.

	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director(1)	Other Directorships Held by Director
"Interested Persons" (as defined in the 1940 Act)
Daniel Steadman (2) Age: 47 Address: c/o Hennessy Advisors, Inc. The Courtyard Square 750 Grant Avenue, Suite 100 Novato, CA 94945	Executive Vice President and Assistant Secretary	1 year term 3 years
Executive Vice President of the Manager, from 2000
to the present; Vice President of Westamerica Bank
from 1995 through 2000; Mr. Steadman has been
Executive Vice President of Hennessy Funds, Inc.
			since 1999.	N/A	Director of the Manager.

(1)	The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.

(2)	All Officers of Hennessy Mutual Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of Hennessy Mutual Funds.

        Pursuant to the terms of the Management Agreement (defined below) with Hennessy Mutual Funds, the Manager, on behalf of the Funds, pays the compensation of all Officers and Directors who are affiliated persons of the Manager.

        Hennessy Mutual Funds pays Directors who are not interested persons of Hennessy Mutual Funds (each, a “Disinterested Director”) fees for serving as Directors. Specifically, Hennessy Mutual Funds pay each Disinterested Director a $1,400 fee for each meeting of the Board of Directors attended. Each Fund pays one-fourth of the foregoing fees.

        The table below sets forth the compensation paid by Hennessy Mutual Funds to each of the current Directors of Hennessy Mutual Funds for services as directors during the fiscal year ended September 30, 2003:

COMPENSATION TABLE

Name of Person	Aggregate Compensation from Hennessy Mutual Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Hennessy Mutual Funds and Fund Complex (1) Paid to Directors
"Disinterested Persons"
J. Dennis DeSousa	$2,800	$0	$0	$5,600
Robert T. Doyle	$2,800	$0	$0	$5,600
Harry F. Thomas	$2,800	$0	$0	$5,600
"Interested Persons"
(as defined in the 1940 Act)
Neil J. Hennessy	$0	$0	$0	$0

(1)	The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.

        Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Funds, the Funds require no employees. No officer, director or employee of the Manager or the Administrator receives any compensation from the Funds for acting as a Director or Officer.

        As of December 31, 2003, the Officers and Directors of Hennessy Mutual Funds as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of each Fund.

        As of December 31, 2003, the following shareholders owned more than 5% of the outstanding voting securities of:

Cornerstone Growth Fund:

Charles Schwab & Co., Inc.	63.06%
San Francisco, CA 94104-4122
National Financial Services LLC	20.21%
New York, NY 10281-1003
National Investor Services Corp., for the Exclusive Benefit of Customers	5.45%
New York, NY 10041-0028

Cornerstone Value Fund:

Charles Schwab & Co., Inc.	36.32%
San Francisco, CA 94104-4122
National Financial Services LLC	16.45%
New York, NY 10281-1003
National Investor Services Corp., for the Exclusive Benefit of Customers	5.89%
New York, NY 10041-0028

Focus 30 Fund

Charles Schwab & Co., Inc., for the Exclusive Benefit of Customer	62.91%
San Francisco, CA 94104-4122
National Financial Services LLC, for the Exclusive Benefit of Customers	17.76%
New York, NY 10281-1003
National Investor Services FBO, for the Exclusive Benefit of Customers	11.49%
New York, NY 10041-0028

        The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund and the Focus 30 Fund as of December 31, 2003:

Name of Director	Dollar Range of Equity Securities in the Cornerstone Growth Fund	Dollar Range of Equity Securities in the Cornerstone Growth Fund, Series II	Dollar Range of Equity Securities in the Cornerstone Value Fund	Dollar Range of Equity Securities in the Focus 30 Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)
"Disinterested Persons"
J. Dennis DeSousa	$0	$0	$0	$0	$10,001-50,000
Robert T. Doyle	$0	$0	$0,	$0	$10,001-50,000
Harry F. Thomas	$0	$0	$0	$0	$0
"Interested Persons"
(as defined in the 1940 Act)
Neil J. Hennessy	$10,001-50,000	$0	$0	$0	$50,000-over

(1)	The Cornerstone Growth Fund, the Cornerstone Growth Fund, Series II, the Cornerstone Value Fund, the Focus 30 Fund and two series of Hennessy Funds, Inc., the Hennessy Balanced Fund and the Hennessy Total Return Fund, are the only funds in the fund complex.

        None of the Directors who are Disinterested Directors, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

MANAGEMENT OF THE FUNDS

        THE MANAGER. The Manager acts as the investment manager of each Fund pursuant to a management agreement with Hennessy Mutual Funds on behalf of each Fund (the “Management Agreement”). Under the Management Agreement, Hennessy Mutual Funds pays the Manager a fee in respect of each Fund, computed daily and payable monthly, at the annual rate of each Fund’s average daily net assets as shown below:

Cornerstone Growth Fund	0.74%
Cornerstone Growth Fund, Series II	0.74%
Cornerstone Value Fund	0.74%
Focus 30 Fund	1.00%

The Manager is controlled by Neil J. Hennessy, who currently owns 40.1% of the outstanding voting securities of the Manager.

        Pursuant to the Management Agreement, the Manager is responsible for investment management of each Fund’s portfolio, subject to general oversight by the Board of Directors, and provides the Funds with office space. In addition, the Manager is obligated to keep certain books and records of the Funds. In connection therewith, the Manager furnishes each Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Funds’ custodian, administrator or transfer and dividend disbursing agent.

        Under the terms of the Management Agreement, each Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below). General expenses of Hennessy Mutual Funds not readily identifiable as belonging to one of the Funds are allocated among the Funds by or under the direction of the Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by each Fund include, but are not limited to, the following (or the Fund’s allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of Hennessy Mutual Funds or the shares of a Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Directors; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, directors’ and officers’ insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by Hennessy Mutual Funds or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders. The Manager may voluntarily waive its management fee or subsidize other Fund expenses. This may have the effect of increasing a Fund’s return.

        Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by Hennessy Mutual Funds or any Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

        The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by Hennessy Mutual Funds with respect to a Fund or by the Manager upon 60 days’ prior written notice.

        During the fiscal years ended September 30, 2003, 2002 and 2001, the Cornerstone Growth Fund, Cornerstone Value Fund and Focus 30 Fund paid the following fees pursuant to the Management Agreement. For the same period, the Manager did not reimburse fees and expenses of any of the Funds.

Advisory Fees Paid to Advisor

	2003	2002	2001
Cornerstone Growth Fund	$3,912,311	$1,764,403	$1,167,643
Cornerstone Value Fund	$ 137,687	$ 147,106	$ 155,058
Focus 30 Fund*	$ 12,191	N/A	N/A

*	The Focus 30 Fund commenced operations on September 17, 2003 when it acquired the assets of, and assumed the liabilities of, the SYM Select Growth Fund, a former series of Advisors Series Trust. The Manager was not the investment manager to the SYM Select Growth Fund.

        In reapproving the Management Agreement, the Board of Directors considered a number of factors, including, but not limited to, the following:

•	the nature and quality of the services offered by the Manager;

•	the reasonableness of the compensation payable to the Manager;

•	the Manager's personnel, operations and financial condition;

•	the Manager's portfolio management, monitoring and evaluation and the Funds' performance; and

•	each Fund's expense ratio.

        Based upon its review, the Board concluded that the Manager had the capabilities, resources and personnel necessary to manage the Funds effectively. Further, the Board concluded that based on the services the Manager would be required to render under the Management Agreement, that the compensations to be paid to the Manager was fair and reasonable. Thus, the Board of Directors concluded that it would be in the best interests of the Funds to continue the Management Agreement with the Manager.

        The Cornerstone Growth Fund, Cornerstone Growth Fund, Series II and Cornerstone Value Fund and the Manager have entered into a servicing agreement (the “Servicing Agreement”). Pursuant to the Servicing Agreement, the Manager will provide administrative support services to these Funds consisting of:

•	maintaining an "800" number which current shareholders may call to ask questions about the Funds or their accounts with the Funds;

•	assisting shareholders in processing exchange and redemption requests;

•	assisting shareholders in changing dividend options, account designations and addresses;

•	responding generally to questions of shareholders; and

•	providing such other similar services as the Funds may request.

        For such services, each of the Cornerstone Growth Fund, Cornerstone Growth Fund, Series II and Cornerstone Value Fund pays an annual fee to the Manager equal to 0.10% of its average daily net assets.

        The Servicing Agreement may be terminated by either party thereto upon sixty days’ written notice to the other party, and will be terminated if its continuance is not approved with respect to each Fund at least annually by a majority of those Directors who are not parties thereto or “interested persons” (as such term is defined in the 1940 Act) of any such party.

        During the fiscal year ended September 30, 2003, the Cornerstone Growth Fund and Cornerstone Value Fund paid the Manager $528,691 and $18,606, respectively, pursuant to the Servicing Agreement.

        THE ADMINISTRATOR. Hennessy Mutual Funds, on behalf of the Funds, has retained U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the “Administrator”) to provide administration services to each Fund pursuant to an administration agreement between Hennessy Mutual Funds and the Administrator (the “Administration Agreement”). The Administrator and the Funds’ custodian, U.S. Bank, N.A., are affiliates of each other. The Administration Agreement provides that the Administrator will furnish the Funds with various administrative services including, among others: the preparation and coordination of reports to the Board of Directors; preparation and filing of securities and other regulatory filings (including state securities filings); marketing materials, tax returns and shareholder reports; review and payment of fund expenses; monitoring and oversight of the activities of the Funds’ other servicing agents (i.e., transfer agent, custodian, accountants, etc.); maintaining books and records of the Funds; and administering shareholder accounts. In addition, the Administrator may provide personnel to serve as officers of Hennessy Mutual Funds. The salaries and other expenses of providing such personnel are borne by the Administrator. Prior to July 1, 2002, for its services, each of the Cornerstone Growth Fund and Cornerstone Value Fund paid the Administrator a fee each month, at the annual rates indicated below: of 0.08% of the first $200 million of a Fund’s average daily net assets, 0.07% on the next $500 million of such net assets, and 0.05% of each Fund’s average daily net assets in excess of $700 million. Effective July 1, 2002, for all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates receive from each Fund an annual fee, paid monthly, equal to 0.27% of the first $500,000,000 of such Fund’s average net assets, 0.25% of the next $250,000,000 of such Fund’s average net assets, 0.23% of the next $250,000,000 of such Fund’s average net assets and 0.21% of such Fund’s average net assets in excess of $1,000,000,000,000. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of Hennessy Mutual Funds upon the giving of 90 days’ written notice to the Administrator, or by the Administrator upon the giving of 90 days’ written notice to Hennessy Mutual Funds.

        During the fiscal years ended September 30, 2003, 2002 and 2001, the Administrator received the following amount in administration fees from the Funds and waived no fees.

Administration Fees

September 30, 2003	$1,465,075
September 30, 2002	$ 393,948
September 30, 2001	$ 156,001

        Hennessy Mutual Funds, on behalf of the Funds, has retained the Administrator to provide fund accounting services to each Fund pursuant to a Fund Accounting Servicing Agreement between Hennessy Mutual Funds and the Administrator (the “Fund Accounting Servicing Agreement”). Prior to July 1, 2002, for its accounting services, each of the Cornerstone Growth Fund and Cornerstone Value Fund paid the Administrator a fee each month based on the total annual rate of $22,000 for the first $40 million of average net assets, ..01% on the next $200 million of average net assets, and .005% on average net assets exceeding $240 million. The Funds also paid the Administrator for certain of its out-of-pocket expenses, including pricing expenses. Effective July 1, 2002, for its accounting services, Administrator and its affiliates are entitled to receive fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.” During the fiscal years ended September 30, 2002 and 2001, the Administrator received the following in fund accounting fees from the Cornerstone Growth Fund and Cornerstone Value Fund. The Focus 30 Fund commenced operations on September 17, 2003. The Cornerstone Growth Fund, Series II is newly-organized.

Fund Accounting Fees

September 30, 2002	$48,524
September 30, 2001	$60,314

        THE DISTRIBUTOR. Hennessy Mutual Funds, on behalf of the Funds, has retained Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the “Distributor”) to provide, on a best efforts basis, distribution-related services to each Fund in connection with the continuous offering of the Fund’s shares. The Distributor may distribute the shares of the Funds through other broker-dealers with which it has entered into agreements. For its services, the Funds paid the Distributor the following fees during the fiscal years ended September 30, 2003, 2002 and 2001.

Distribution Fees

September 30, 2003	$54,822
September 30, 2002	$25,261
September 30, 2001	$17,867

        CODE OF ETHICS. Hennessy Mutual Funds, the Manager and Hennessy Funds, Inc. have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by Hennessy Mutual Funds. This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

        PROXY VOTING POLICY. Each of the Funds invests pursuant to investment formulas and as such tend not to be long-term investors. Additionally, the Funds do not consider matters brought before the shareholders of companies in which the Funds invest to be material to the investment performance of the Funds because the Funds invest pursuant to investment formulas. Accordingly, it is the policy of the Funds not to vote proxies relating to its portfolio securities. Commencing August 30, 2004, information on how the Funds voted proxies during the most recent 12-month period ended June 30, 2004 will be available on the Funds’ website at http://www.hennessyfunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

        Subject to policies established by the Board of Directors, the Manager is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the respective Funds. As a general matter in executing Fund transactions, the Manager may employ or deal with such brokers or dealers as may, in the Manager’s best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the Manager will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm’s risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. Each Fund that invests in securities traded in the over-the-counter markets may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. A Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

        The Manager may select broker-dealers which provide it with research services and may cause a Fund to pay such broker-dealers commissions which exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds or accounts and, conversely, research services furnished to the Manager by brokers in connection with other funds or accounts the Manager advises may be used by the Manager in advising a Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Agreement. The Funds may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services. Fund transactions will not be directed to dealers solely on the basis of research services provided.

        Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

        The Funds paid the following amounts in portfolio brokerage commissions:

	Fiscal Year Ended September 30, 2003	Fiscal Year Ended September 30, 2002	Fiscal Year Ended September 30, 2001
Cornerstone Growth Fund	$2,109,028	$1,018,567	$682,201
Cornerstone Value Fund	$ 44,151	$ 54,919	$ 60,090
Focus 30 Fund*	$ 97,425	N/A	N/A

* The Focus 30 Fund commenced operations on September 17, 2003.

        During the fiscal year ended September 30, 2003, the transactions on which the Cornerstone Growth Fund paid $2,109,028 in portfolio brokerage commissions totaled $1,002,547,503. Of this amount, the Cornerstone Growth Fund paid $1,885,400 in portfolio brokerage commissions on transactions totaling $888,992,982 to brokers that provided research services to the Fund. During the fiscal year ended September 30, 2003, the transactions on which the Cornerstone Value Fund paid $44,151 in portfolio brokerage commissions totaled $21,819,570. Of this amount, the Cornerstone Value Fund paid $43,081 in portfolio brokerage commissions on transactions totaling $21,216,859 to brokers that provided research services to the Fund. During the fiscal year ended September 30, 2003, the transactions on which the Focus 30 Fund paid $97,425 in portfolio brokerage commissions totaled $34,024,974. Of this amount, the Focus 30 Fund paid no portfolio brokerage commissions on transactions to brokers that provided research services to the Fund.

        PORTFOLIO TURNOVER. For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Manager will adjust a Fund’s assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for a Fund to purchase or sell securities. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See “Valuation of Shares” and “Additional Information about Distributions and Taxes” below.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange, Inc. (“NYSE”) is open for trading (“Business Day”). Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Such purchases and redemptions of the shares of each Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 P.M., Eastern time) on that Business Day. The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 P.M., Eastern time.

        Hennessy Mutual Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for Hennessy Mutual Funds to dispose of securities owned by it or to determine fairly the value of its assets; or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder’s cost, depending on the market value of the Funds securities at the time.

        Hennessy Mutual Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Hennessy Mutual Funds uses some or all of the following procedures to process telephone redemptions: (i) requesting a shareholder to correctly state some or all of the following information: account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

        The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Directors. However, each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. While the Rule is in effect, such election may not be revoked without the approval of the SEC. It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under “Net Asset Value,” and investors would incur brokerage commissions in disposing of such securities. If a Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

VALUATION OF SHARES

        The net asset value for the shares of each Fund normally will be determined on each day the NYSE is open for trading. The net assets of each Fund are valued as of the close of the NYSE (normally 4:00 P.M., Eastern time) on each Business Day. Each Fund’s net asset value per share is calculated separately.

        For each Fund, the net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, American Stock Exchange or other national exchanges are valued at the last sale price on such exchange on the day as of which the net asset value per share is to be calculated. Over-the-counter securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Directors believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, it is valued at the mean between the bid and asked prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Directors. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors best to reflect their full value.

ADDITIONAL INFORMATION ABOUT DIVIDENDS AND TAXES

        The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as a Fund so qualifies, a Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. If a Fund fails to qualify as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund that did not qualify as a RIC would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

        Dividends paid by a Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. (Note that a portion of the Funds’ dividends may be taxable to investors at the lower rate applicable to dividend income.) Distributions made from a Fund’s net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. Not later than 60 days after the close of its taxable year, the Funds will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

        At September 30, 2003, the Cornerstone Value Fund had a capital loss carryforward available for federal income tax purposes of $2,747,053, which will expire September 30, 2007, through September 30, 2011. At September 30, 2003, the Focus 30 Fund had a capital loss carryforward available for federal income tax purposes of $9,752,982, which will expire September 30, 2008, through September 30, 2009.

        Additionally, at September 30, 2003, the Cornerstone Growth Fund and Cornerstone Value Fund deferred on a post-tax basis a post-October loss of $44,076,803 and $1,675,966, respectively.

        Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. A portion of the ordinary income dividends paid by the Funds may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

        Redemptions and exchanges of a Fund’s shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is now disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

        Under certain provisions of the Code, some shareholders may be subject to a 28% withholding tax on reportable dividends, capital gains distributions and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with Hennessy Mutual Funds or who, to Hennessy Mutual Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

        The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in a Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

        Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

PERFORMANCE INFORMATION

        From time to time, the Funds may advertise several types of performance information. The Funds may advertise “average annual total return,” “average annual total return (before and after taxes)” “total return” and “cumulative total return.” The Funds may occasionally cite statistics to reflect volatility or risk. Each of these figures is based upon historical results and is not necessarily representative of the future performance of the Funds.

Average Annual Total Return

        Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund for the stated period, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specific period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not elapsed, at the end of the shorter period corresponding to the life of the Fund). Average annual total return figures refer to the rate of return that, if applied to an initial investment at the beginning of the stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period in question. Cumulative total return reflects a Fund’s performance over a stated period of time.

        Each Fund’s average annual total return (before taxes) figures are computed in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

Where:	P	=	hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years
	ERV	=	ending redeemable value (before taxes) at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value or the appropriate reinvestment dates as described in the Prospectus, and (ii) deducts all recurring fees, such as advisory fees, charged as expenses to all investor accounts.

        Total return is the cumulative rate of investment growth which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period, subtracting the amount of the original investment, and dividing this amount by the amount of the original investment. This calculated amount is then expressed as a percentage by multiplying by 100.

        The average annual total return (before taxes) for each of the Cornerstone Growth Fund, Cornerstone Value Fund and Focus 30 Fund is set forth in the following table. The Cornerstone Growth Fund, Series II is a newly-organized Fund.

Average Annual Rates of Return
(before taxes)
(as of September 30, 2003)

	One Year	Five Years	Since Inception(1)
Cornerstone Growth Fund	31.67%	20.03%	15.82%
Cornerstone Value Fund	19.88%	5.10%	5.13%
Focus 30 Fund	N/A	N/A	(4.46%)

(1)	The inception date of Cornerstone Growth Fund and Cornerstone Value Fund is November 1, 1996. The Focus 30 Fund commenced operations advised by the Manager on September 17, 2003.

Average Annual Total Return (After Taxes on Distributions)*

        The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n = ATVD

Where:
P	=	a hypothetical initial payment of $1,000
T	=	average annual total return (after taxes on distributions)
n	=	number of years
ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of such periods after taxes on
Fund distributions, but not after taxes on redemption

        The average annual total return (after taxes on distributions) for each of the Cornerstone Growth Fund, Cornerstone Value Fund and Focus 30 Fund is set forth in the following table. The Cornerstone Growth Fund, Series II is a newly-organized Fund.

Average Annual Rates of Return
(after taxes on distributions)
(as of September 30, 2003)

	One Year	Five Years	Since Inception(1)
Cornerstone Growth Fund	30.77	17.60	13.21
Cornerstone Value Fund	18.93	2.88	3.42
Focus 30 Fund	N/A	N/A	(4.46)

(1)	The inception date of Cornerstone Growth Fund and Cornerstone Value Fund is November 1, 1996. The Focus 30 Fund commenced operations advised by the Manager on September 17, 2003.

Average Annual Total Returns (After Taxes on Distributions and Redemptions)*

        The average annual total returns (after taxes on distribution and redemptions) is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n = ATVDR

Where:
P	=	a hypothetical initial investment of $1,000
T	=	average and annual total return (after taxes on distributions and redemptions)
n	=	number of years
ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of such periods after taxes on
Fund distributions and redemptions

        The average annual total return (after taxes on distributions and redemptions) for each of the Cornerstone Growth Fund, Cornerstone Value Fund and Focus 30 Fund is set forth in the following table. The Cornerstone Growth Fund, Series II is a newly-organized Fund.

Average Annual Rates of Return
(after taxes on distributions and redemptions)
(as of September 30, 2003)

	One Year	Five Years	Since Inception(1)
Cornerstone Growth Fund	20.99	16.16	12.27
Cornerstone Value Fund	12.78	2.96	3.33
Focus 30 Fund	N/A	N/A	(2.90)

(1)	The inception date of Cornerstone Growth Fund and Cornerstone Value Fund is November 1, 1996. The Focus 30 Fund commenced operations advised by the Manager on September 17, 2003.

* NOTE: For purposes of the computations of “after taxes on distributions” and “after taxes on distributions and redemptions,” all distributions were considered reinvested and taxes on distributions were calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date(s). State, local and federal alternative minimum taxes were disregarded, and the effect of phase outs of certain exemptions, deductions and credits at various levels were also disregarded. Tax rates may vary over the performance measurement period. The tax rates on distributions used correspond to the tax character of the distributions (e.g. ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Capital gains taxes on redemption were calculated using the highest applicable federal individual capital gains tax rate(s) in effect on the redemption date for gains of the appropriate character and separately track the basis and holding period for the initial investment and each subsequent purchase through reinvested dividends and distributions. For purposes of the computation of “after taxes on distributions and redemptions” the tax benefit from capital losses, if any, resulting from the redemption is added to the ending redeemable value. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are generally not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

        Each Fund may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. (“Lipper”) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Fund may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Consumer’s Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Hulbert’s Financial Digest, Institutional Investor, Investors Business Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

        The performance figures described above may also be used to compare the performance of a Fund’s shares against certain widely recognized standards or indices for stock market performance. The following are the indices against which the Funds may compare performance:

        The Standard & Poor’s Composite Index of 500 Stocks (the “S&P 500 Index”) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock exchange or traded OTC are included. The 500 companies represented include industrial, transportation and financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

        The Wilshire 5000 Equity Index (or its component indices) represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

        The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

        The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

        The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the Russell 3000 Index’s market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

        The Russell 1000 Index comprises large cap U.S. stocks and is commonly used as a benchmark for U.S. funds.

        The Lipper Small-Cap Growth Funds Index is an unmanaged index which measures the composite performance of the 30 largest “small-cap growth” mutual funds, as categorized by Lipper.

        The Lipper Multi-Cap Value Funds Index is an unmanaged index which measures the composite performance of the 30 largest “multi-cap value” mutual funds, as categorized by Lipper.

        In reports or other communications to shareholders, Hennessy Mutual Funds may also describe general economic and market conditions affecting the Funds and may compare the performance of the Funds with: (i) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of mutual funds; (ii) IBC/Donoghue’s Money Fund Report; (iii) other appropriate indices of investment securities and averages for peer universes of funds which are described in this Statement of Additional Information, or (iv) data developed by the Manager derived from such indices or averages.

ANTI-MONEY LAUNDERING PROGRAM

        The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

        Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. No Fund will transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

        As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

OTHER INFORMATION

        HISTORY.  The Funds are organized as separate investment portfolios or series of Hennessy Mutual Funds, a Maryland corporation which was incorporated on May 20, 1996 under the name “O’Shaughnessy Funds, Inc”. Hennessy Mutual Funds is an open-end management investment company registered under the 1940 Act. Each of the Funds is a diversified portfolio.

        DESCRIPTION OF SHARES.  Each Fund is authorized to issue 25,000,000,000 shares of a single class, par value $0.0001 per share.

        The Articles of Incorporation of Hennessy Mutual Funds authorize the Board of Directors to classify and reclassify any and all shares which are then unissued into any number of classes, each class consisting of such number of shares and having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board, subject to the 1940 Act and other applicable law, and provided that the authorized shares of any class shall not be decreased below the number then outstanding and the authorized shares of all classes shall not exceed the amount set forth in the Articles of Incorporation, as in effect from time to time.

        Shareholders of Hennessy Mutual Funds are entitled to one vote for each full share held and fractional votes for fractional shares held on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Management Agreement, irrespective of the series thereof, and (except as set forth below) all shares of all series shall vote together as a single class. All shares of all series will not vote together as a single class as to matters with respect to which a separate vote of any series is required by the 1940 Act, or any rules, regulations or orders issued thereunder, or by the Maryland General Corporation Law. In the event that such separate vote requirement applies with respect to one or more series, then the shares of all other series not entitled to a separate class vote shall vote as a single class, provided that, as to any matter which does not affect the interest of a particular series, such series shall not be entitled to vote. Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of Hennessy Mutual Funds, in which event the holders of the remaining shares are unable to elect any person as a director.

        Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund’s capital gain distributions. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

        The Funds are not required to hold annual meetings of shareholders and do not intend to do so except when certain matters, such as a change in a Fund’s fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund director.

        REGISTRATION STATEMENT.  This SAI and the Fund Prospectus does not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

        Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.

        COUNSEL AND INDEPENDENT AUDITORS.  The law firm of Foley & Lardner, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as counsel to the Funds. KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as independent auditors to the Funds.

        TRANSFER AGENT AND CUSTODIAN.  U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to a Transfer Agent Agreement. Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of each Fund, make dividend and other distributions to shareholders of each Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts, and make periodic reports to the Funds. U.S. Bank, National Association (the “Custodian”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as custodian for the Funds pursuant to a Custodian Agreement. Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Funds’ account, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

PART C
OTHER INFORMATION

Item 23.  Exhibits

(a)	Articles of Incorporation

(i)	Registrant’s Articles of Incorporation as supplemented(1)

(ii)	Amendment to the Articles of Incorporation(5)

(iii)	Articles Supplementary(6)

(b)	Registrant’s Bylaws, as amended(1)

(c)	None

(d)	Management Agreement

(i)	Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated)(1)

(ii)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Focus 30 Fund(4)

(iii)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund, Series II(6)

(e)	Distribution Agreement

(i)	Distribution Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated) and Quasar Distributors, LLC(2)

(ii)	Amendment to Distribution Agreement with Hennessy Advisors and Quasar Distributors, LLC with respect to the Focus 30 Fund(4)

(iii)	Amendment to Distribution Agreement with Hennessy Advisors and Quasar Distributors, LLC with respect to the Cornerstone Growth Fund, Series II(6)

(f)	None

(g)	Custodian Agreement with Firstar Trust Company (predecessor to U.S. Bank, N.A.)(1)

(h)	Other Material Contracts

(i)	Fund Administration Servicing Agreement with Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services, LLC)(1)

(ii)	Transfer Agent Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)(1)

(iii)	Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)(1)

(iv)	Servicing Agreement between Registrant and Hennessy Advisors, Inc.(2)

(v)	Amendment to Servicing Agreement between Registrant and Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund, Series II(6)

(vi)	Power of Attorney(3)

(i)	Opinion of Foley & Lardner, counsel for Registrant(7)

(j)	Other Opinions

(i)	Consent of Tait, Weller & Baker(7)

(ii)	Consent of KPMG LLP(7)

(k)	None

(l)	Subscription Agreement(1)

(m)	None

(n)	None

(o)	Reserved

(p)	Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., and Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated)(1)

(1)	Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 7 was filed on January 31, 2001 and its accession number is 0000897069-01-000057.
(2)	Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on January 30, 2003 and its accession number is 0000897069-03-000120.
(3)	Previously filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 10 was filed on April 22, 2003 and its accession number is 0000894189-03-000528.
(4)	Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement filed on July 2, 2003. The accession number is 0000894189-03-000927.
(5)	Previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement filed on July 22, 2003. The accession number is 0000894189-03-000994.
(6)	Previously filed as an exhibit to Post-Effective Amendment No. 14 to the Registration Statement filed on November 17, 2003. The accession number is 0000897069-03-001443.
(7)	Filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant

        Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

        Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

Article V

INDEMNIFICATION

        Each officer and director of the Corporation shall be indemnified by the Corporation to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Corporation to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are neither “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding (“non-party independent directors”), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

        Each officer and director of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

        The Corporation may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Corporation. The Corporation, however, may not purchase insurance on behalf of any officer or director of the Corporation that protects or purports to protect such person from liability to the Corporation or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

        The Corporation may indemnify, make advances or purchase insurance to the extent provided in this Article V on behalf of an employee or agent who is not an officer or director of the Corporation.

        Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

        Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  Principal Underwriters

(a)	To the best of the Registrant’s knowledge, Quasar Distributors, LLC, the Registrant’s principal underwriter, also acts as a principal underwriter for the following other investment companies:

Investment Company	Investment Company
Advisor Series Trust	The Hennessy Mutual Funds, Inc.
AHA Investment Funds	Jacob Internet Fund
Alpha Analytics Investment Trust	The Jensen Portfolio, Inc.
Alpine Equity Trust	Kenwood Funds
Alpine Series Trust	Kit Cole Investment Trust
Alternative Investment Advisors	Light Revolution Fund, Inc.
Blue & White Fund	The Lindner Funds
Brandes Investment Trust	LKCM Funds
Brandywine Advisors Fund, Inc.	Matrix Asset Advisor Value Fund, Inc.
Brazos Mutual Funds	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
CCM Advisors Funds	MP63 Fund
CCMA Select Investment Trust	MUTUALS.com
Country Mutual Funds Trust	NorCap Funds
Cullen Funds Trust	Optimum Q Funds
Dow Jones Islamic Index	Permanent Portfolio

Investment Company	Investment Company
Everest Funds	PIC Investment Trust Fund
FFTW Funds, Inc.	SEIX Funds, Inc.
First American Funds, Inc.	Professionally Managed Portfolios
First American Insurance Portfolios, Inc.	Prudent Bear Mutual Funds
First American Investment Funds, Inc.	Purisima Funds Trust
First American Strategy Funds, Inc.	Rainier Funds
Fort Pitt Capital Funds	TIFF Investment Program, Inc.
Gintel Fund	Thompson Plumb Funds, Inc.
Glenmede Fund, Inc.	TI International U.S.A. Master Trust
Guinness Atkinson Funds	Wexford Trust
Harding, Loevner Funds, Inc.	Zodiac Trust
The Hennessy Funds, Inc.

(a)	To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business	Position and Offices with Quasar	Positions and Offices
Address[1]	Distributors, LLC	with Registrant
James R. Schoenike	President; Board Member	None
Donna J. Berth	Treasurer	None
Michael Zielinski	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None

(1)	The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(b)	The total commissions and other compensation received by Quasar Distributors, LLC, directly or indirectly, from the Funds during the fiscal year ended September 30, 2003 is as follows:

Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation[1]
Quasar Distributors, LLC	N/A	N/A	N/A $	$54,822

(1)	The Funds paid Quasar Distributors, LLC such "Other Compensation" for its provision, on a best efforts basis, of distribution-related services to each Fund in connection with the continuous offering of each Fund's shares.

Item 28.  Location of Accounts and Records

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant’s Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at The Courtyard Square, 750 Grant Avenue, Suite 100, Novato, California 94945; and all other records will be maintained by the Registrant’s Administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin.

Item 29.  Management Services

        All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings

        Registrant undertakes to provide its Annual Report to Shareholders upon request without charge to each person to whom a prospectus is delivered.

SIGNATURES

        Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 30th day of January, 2004.

HENNESSY MUTUAL FUNDS, INC.
(Registrant)
By: /s/ Neil J. Hennessy
Neil J. Hennessy, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Neil J. Hennessy	President and Treasurer (Principal	January 30, 2004
Neil J. Hennessy	Executive, Financial and Accounting
Officer) and a Director
/s/ Robert T. Doyle *	Director	January 30, 2004
Robert T. Doyle
/s/ J. Dennis DeSousa *	Director	January 30, 2004
J. Dennis DeSousa
/s/ Harry F. Thomas *	Director	January 30, 2004
Harry F. Thomas

By: /s/ Neil J. Hennessy *
Attorney-in-fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 11 on April 15, 2003

EXHIBIT INDEX

Exhibit No.	Exhibit
(a)(i)	Registrant's Articles of Incorporation, as supplemented*
(a)(ii)	Amendment to the Articles of Incorporation*
(a)(iii)	Articles Supplementary*
(b)	Registrant's Bylaws, as amended*
(c)	None
(d)(i)	Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy,
Incorporated)*
(d)(ii)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Focus 30
Fund*
(d)(iii)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the
Cornerstone Growth Fund, Series II*
(e)(i)	Distribution Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy,
Incorporated) and Quasar Distributors, LLC*
(e)(ii)	Amendment to Distribution Agreement with Hennessy Advisors, Inc. and Quasar Distributors, LLC with respect to the Focus 30 Fund*
(e)(iii)	Amendment to Distribution Agreement with Hennessy Advisors, Inc. and Quasar Distributors, LLC with respect to Cornerstone Growth Fund, Series II*
(f)	None
(g)	Custodian Agreement with Firstar Trust Company (predecessor to U.S. Bank, N.A.)*
(h)(i)	Fund Administration Servicing Agreement with Firstar Mutual Fund Services, LLC (now known as
U.S. Bancorp Fund Services, LLC)*
(h)(ii)	Transfer Agent Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund
Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)*
(h)(iii)	Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual
Fund Services, LLC) (now known as U.S. Bancorp Fund Services, LLC)*
(h)(iv)	Servicing Agreement between Registrant and Hennessy Advisors, Inc. *
(h)(v)	Amendment to Servicing Agreement between Registrant and Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund, Series II*
(h)(vi)	Power of Attorney*
(i)	Opinion of Foley & Lardner, counsel for Registrant
(j)(i)	Consent of Tait, Weller & Baker
(j)(ii)	Consent of KPMG LLP
(k)	None
(l)	Subscription Agreement*
(m)	None
(n)	None
(p)	Code of Ethics of The Hennessy Funds, Inc., Hennessy Mutual Funds, Inc., and Hennessy
Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated)*

*	Incorporated by reference.